UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-9082

M Fund, Inc.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon			97209
(Address of principal executive offices)			(Zip code)

Bridget McNamara-Fenesy, President, M Fund, Inc. M Financial Plaza, 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

with a Copy to:

Cynthia Beyea
Eversheds Sutherland LLP
700 Sixth Street, N.W.
Washington, D.C. 20001-3980

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2019

Item 1. Reports to Stockholders.

The semi-annual report for the period January 1, 2019 through June 30, 2019 is filed herewith.

M FUND, INC.

M International Equity Fund

M Large Cap Growth Fund

M Capital Appreciation Fund

M Large Cap Value Fund

Semi-Annual Report
June 30, 2019

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by calling your insurance company. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by sending a request in writing to your insurance company or to your financial intermediary. Your election to receive reports in paper will apply to all funds held with the fund complex.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Shares		Value (Note 1)
	COMMON STOCKS—72.3%
	Australia—4.4%
5,596	Adelaide Brighton, Ltd.	$15,872
3,702	AGL Energy, Ltd.	52,006
8,035	ALS, Ltd.	41,405
1,335	Altium, Ltd.	32,053
7,811	Amcor, Plc.	88,781
21,632	AMP, Ltd.	32,196
1,231	Ansell, Ltd.	23,204
16,116	Ardent Leisure Group, Ltd.*	11,880
4,576	Aristocrat Leisure, Ltd.	98,690
487	ASX, Ltd.	28,162
4,297	Atlas Arteria, Ltd.	23,651
27,196	Aurizon Holdings, Ltd.	103,102
12,821	Ausdrill, Ltd.	16,427
9,677	Austal, Ltd.	23,167
16,565	Australia & New Zealand Banking Group, Ltd.	328,067
24,262	Australian Agricultural Co., Ltd.*,†	16,948
23,353	Australian Pharmaceutical Industries, Ltd.	21,641
16,877	Automotive Holdings Group, Ltd.*	33,176
9,893	Aveo Group	13,057
6,621	Bank of Queensland, Ltd.†	44,298
4,472	Bapcor, Ltd.	17,519
19,836	Beach Energy, Ltd.	27,643
3,363	Bega Cheese, Ltd.†	11,285
2,901	Bendigo & Adelaide Bank, Ltd.	23,584
23,935	BHP Group, Ltd.	691,635
165	Blackmores, Ltd.†	10,415
9,483	BlueScope Steel, Ltd.	80,223
8,539	Boral, Ltd.	30,693
9,097	Brambles, Ltd.	82,259
1,774	Breville Group, Ltd.	20,375
1,742	Brickworks, Ltd.	19,922
1,732	Caltex Australia, Ltd.	30,095
2,491	carsales.com, Ltd.	23,661
5,928	Challenger, Ltd.	27,634
16,096	Cleanaway Waste Management, Ltd.	26,329
6,210	Coca-Cola Amatil, Ltd.	44,556
400	Cochlear, Ltd.	58,085
8,123	Coles Group, Ltd.*	76,132
13,861	Commonwealth Bank of Australia	805,542
Shares		Value (Note 1)
	Australia (Continued)
3,340	Computershare, Ltd.	$38,010
34,520	Cooper Energy, Ltd.*	13,087
983	Corporate Travel Management, Ltd.†	15,528
3,820	Costa Group Holdings, Ltd.	10,835
2,419	Crown Resorts, Ltd.	21,143
3,245	CSL, Ltd.	489,803
9,383	CSR, Ltd.	25,756
14,019	Domain Holdings Australia, Ltd.†	31,298
4,400	Downer EDI, Ltd.	21,376
4,297	DuluxGroup, Ltd.	28,116
4,311	Elders, Ltd.	18,795
7,109	Estia Health, Ltd.	13,176
13,141	Evolution Mining, Ltd.	40,224
7,807	FlexiGroup Ltd/Australia	8,934
669	Flight Centre Travel Group, Ltd.	19,515
24,562	Fortescue Metals Group, Ltd.	155,539
11,060	G8 Education, Ltd.	23,527
9,874	Genworth Mortgage Insurance Australia, Ltd.†	19,479
3,873	GrainCorp, Ltd.*	21,671
9,317	GWA Group, Ltd.	22,370
9,170	Incitec Pivot, Ltd.	21,953
7,352	Independence Group NL	24,362
14,639	Insurance Australia Group Ltd.	84,891
1,394	InvoCare, Ltd.†	15,649
8,432	IOOF Holdings, Ltd.†	30,605
539	IRESS, Ltd.	5,271
2,408	JB Hi-Fi, Ltd.†	43,700
86,962	Jupiter Mines, Ltd.	21,063
2,512	LendLease Group	22,926
10,414	Link Administration Holdings, Ltd.	36,556
2,349	Macquarie Group, Ltd.	206,783
1,171	Magellan Financial Group, Ltd.	41,927
22,423	Mayne Pharma Group, Ltd.*	8,028
12,504	Metcash, Ltd.	22,561
1,851	Mineral Resources, Ltd.	19,466
19,807	National Australia Bank, Ltd.	371,555
10,216	New Hope Corp., Ltd.	19,436
447	Newcrest Mining, Ltd.	10,026
5,029	NEXTDC, Ltd.*,†	22,914
5,984	NIB holdings, Ltd.	32,222
33,934	Nine Entertainment Co. Holdings, Ltd.	44,669

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	Australia (Continued)
7,157	Northern Star Resources, Ltd.	$58,536
11,110	NRW Holdings, Ltd.	19,577
6,389	Nufarm Ltd/Australia*	18,390
4,065	Oil Search, Ltd.	20,177
4,936	oOh!media, Ltd.	13,515
1,697	Orica, Ltd.	24,149
10,538	Origin Energy, Ltd.	54,081
9,118	Orora, Ltd.	20,740
6,746	OZ Minerals, Ltd.	47,502
3,547	Pendal Group, Ltd.	17,805
555	Perpetual, Ltd.†	16,458
2,030	Premier Investments, Ltd.	21,620
10,651	Qantas Airways, Ltd.	40,379
7,304	QBE Insurance Group, Ltd.	60,662
1,072	Ramsay Health Care, Ltd.	54,368
6,758	Regis Resources, Ltd.	25,051
7,268	Reliance Worldwide Corp., Ltd.	17,961
25,575	Resolute Mining, Ltd.	23,970
3,594	Rio Tinto, Ltd.	261,804
4,596	Sandfire Resources NL	21,586
10,594	Santos, Ltd.	52,658
10,376	Saracen Mineral Holdings, Ltd.*	26,807
3,349	SEEK, Ltd.	49,751
47,993	Senex Energy, Ltd.*	11,961
62,916	Seven West Media, Ltd.*	20,539
4,361	Sims Metal Management, Ltd.	33,249
2,601	Sonic Healthcare, Ltd.	49,485
9,838	South32, Ltd.	21,963
10,287	Southern Cross Media Group, Ltd.	9,027
12,721	Spark Infrastructure Group	21,702
9,141	SpeedCast International, Ltd.†	22,333
8,938	St Barbara, Ltd.	18,448
6,536	Star Entertainment Grp, Ltd. (The)	18,905
11,105	Steadfast Group, Ltd.	27,365
3,030	Suncorp Group, Ltd.	28,653
4,226	Super Retail Group, Ltd.	24,417
4,242	Sydney Airport	23,944
6,942	Tabcorp Holdings, Ltd.	21,688
5,500	Tassal Group, Ltd.	18,920
4,562	Technology One, Ltd.	25,238
32,411	Telstra Corp., Ltd.	87,603
3,218	Transurban Group	33,301
1,963	Treasury Wine Estates, Ltd.	20,562
12,616	Vocus Group, Ltd.*	28,963
Shares		Value (Note 1)
	Australia (Continued)
1,394	Webjet, Ltd.	$13,310
8,107	Wesfarmers, Ltd.	205,805
6,437	Western Areas, Ltd.	8,880
25,089	Westpac Banking Corp.	499,525
11,006	Whitehaven Coal, Ltd.	28,280
5,285	Woodside Petroleum, Ltd.	134,908
7,616	Woolworths Group, Ltd.	177,675
2,336	WorleyParsons, Ltd.	24,124
		7,928,435
	Austria—0.3%
579	ams AG*	22,698
984	ANDRITZ AG	37,036
1,218	AT&S Austria Technologie & Systemtechnik AG	22,049
658	CA Immobilien Anlagen AG	24,167
133	DO & Co. AG	12,825
2,245	Erste Group Bank AG*	83,323
1,377	FACC AG*,†	19,322
1,233	Immofianz AG*	32,135
211	Lenzing AG	23,513
1,814	OMV AG	88,387
3,082	Raiffeisen Bank International AG	72,299
1,874	Telekom Austria AG*	14,149
4,149	UNIQA Insurance Group AG	38,662
884	Vienna Insurance Group AG Wiener Versicherung Gruppe	22,667
773	voestalpine AG	23,882
		537,114
	Belgium—0.7%
366	Ackermans & van Haaren NV	54,894
2,424	Ageas	125,992
5,568	AGFA-Gevaert NV*	21,615
5,947	Anheuser-Busch InBev SA/NV	526,380
1,086	Bekaert SA†	29,119
105	Cie d'Entreprises CFE	9,958
609	Colruyt SA	35,317
833	D'ieteren SA/NV	38,267
196	Elia System Operator SA/NV	14,442
1,410	Euronav NV	13,187
548	EVS Broadcast Equipment SA	12,743
202	Galapagos NV*,†	26,059
197	Gimv NV	12,432
1,847	KBC Group NV	121,057

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	Belgium (Continued)
796	Ontex Group NV	$12,835
1,637	Proximus SADP	48,248
214	Sipef NV	10,245
256	Solvay SA	26,519
449	Telenet Group Holding NV	25,017
1,442	UCB SA	119,567
523	Umicore SA†	16,771
		1,300,664
	Canada—6.9%
1,800	Absolute Software Corp.	10,969
1,679	Aecon Group, Inc.	24,578
607	Ag Growth International, Inc.	25,493
278	Agnico Eagle Mines, Ltd.	14,253
5,042	Aimia, Inc.*	14,708
1,100	Air Canada*	33,339
6,200	Alacer Gold Corp.*	21,542
3,318	Alamos Gold, Inc., Class A	20,016
867	Algonquin Power & Utilities Corp.†	10,507
2,654	Alimentation Couche-Tard, Inc., Class B	167,016
1,185	Altus Group, Ltd./Canada†	29,020
7,137	ARC Resources, Ltd.†	34,934
989	Aritzia, Inc.*	12,673
700	Atco, Ltd., Class I	23,594
1,022	Aurora Cannabis, Inc.†	8,007
16,677	B2Gold Corp.*	50,685
6,464	Bank of Montreal	488,274
8,200	Bank of Nova Scotia (The)	440,447
2,204	Barrick Gold Corp.	34,788
3,183	Bausch Health Cos., Inc.*	80,307
11,400	Baytex Energy Corp.*	17,672
1,608	BCE, Inc.	73,158
9,500	Birchcliff Energy, Ltd.	18,861
7,292	BlackBerry, Ltd.*	54,347
16,000	Bonavista Energy Corp.*	5,987
2,062	Boralex, Inc., Class A	31,004
1,120	Brookfield Asset Management, Inc., Class A	53,582
785	BRP, Inc.	28,054
3,678	CAE, Inc.	98,891
4,802	Cameco Corp.	51,483
4,900	Canaccord Genuity Group, Inc.	22,450
400	Canada Goose Holdings, Inc.*,†	15,483
Shares		Value (Note 1)
	Canada (Continued)
3,635	Canadian Imperial Bank of Commerce†	$285,848
4,408	Canadian National Railway Co.	407,964
14,634	Canadian Natural Resources, Ltd.	394,583
863	Canadian Pacific Railway, Ltd.	203,257
732	Canadian Tire Corp., Ltd., Class A	79,754
500	Canadian Utilities, Ltd., Class A	14,112
2,480	Canadian Western Bank	56,567
1,876	Canfor Corp.*	15,228
2,194	Capital Power Corp.	50,513
2,300	Cascades, Inc.	18,512
1,637	CCL Industries, Inc., Class B	80,278
2,566	Celestica, Inc.*	17,518
1,967	Cenovus Energy, Inc.	17,349
5,235	Centerra Gold, Inc.*	36,857
9,000	CES Energy Solutions Corp.†	16,632
1,621	CGI, Inc.*	124,625
4,339	CI Financial Corp.	70,707
2,372	Cineplex, Inc.†	41,642
490	Cogeco Communications, Inc.	35,240
300	Cogeco, Inc.	19,142
825	Colliers International Group, Inc.	58,986
122	Constellation Software, Inc.	114,985
2,837	Cott Corp.	37,869
3,330	CRH Medical Corp.*	10,019
4,912	Detour Gold Corp.*	61,965
500	Dollarama, Inc.	17,590
1,821	Dorel Industries, Inc., Class B	14,754
2,200	DREAM Unlimited Corp., Class A	12,213
6,100	Dundee Precious Metals, Inc.*	22,731
4,100	ECN Capital Corp.	13,212
2,616	Eldorado Gold Corp.*,†	15,202
9,925	Element Fleet Management Corp.	72,455
663	Emera, Inc.	27,091
2,520	Enbridge, Inc.	91,021
7,600	Encana Corp.†	39,000
2,494	Enerflex, Ltd.	32,471
7,134	Enerplus Corp.	53,660
882	Enghouse Systems, Ltd.	23,324
4,100	Ensign Energy Services, Inc.	13,431
4,400	Extendicare, Inc.	28,190
281	Fairfax Financial Holdings, Ltd.	137,922
2,600	Fiera Capital Corp.	22,395
3,098	Finning International, Inc.	56,469

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	Canada (Continued)
2,677	First Capital Realty, Inc.	$44,687
4,882	First Majestic Silver Corp.*	38,548
680	First Quantum Minerals, Ltd.	6,460
547	FirstService Corp.	52,630
2,901	Fortis, Inc.	114,551
206	Franco-Nevada Corp.	17,485
3,500	Freehold Royalties, Ltd.	22,638
787	Genworth MI Canada, Inc.†	24,904
1,045	George Weston, Ltd.	79,296
1,500	Gibson Energy, Inc.†	26,746
1,871	Gildan Activewear, Inc.	72,408
5,700	Gran Tierra Energy, Inc.*	8,923
1,337	Great Canadian Gaming Corp.*	45,331
806	Great-West Lifeco, Inc.	18,557
1,700	Home Capital Group, Inc.*,†	25,171
7,321	Hudbay Minerals, Inc.	39,636
5,928	Husky Energy, Inc.	56,177
2,998	Hydro One, Ltd.#	52,288
1,537	Ia Financial Corp., Inc.*	62,604
3,400	IAMGOLD Corp.*	11,502
800	Imperial Oil, Ltd.	22,151
2,417	Innergex Renewable Energy, Inc.†	25,729
159	Intact Financial Corp.	14,694
4,565	Inter Pipeline, Ltd.†	71,008
2,045	Interfor Corp.*	21,769
2,087	Intertape Polymer Group, Inc.	29,340
1,600	Invesque, Inc.†	11,600
19,814	Ivanhoe Mines, Ltd., Class A*	62,942
700	Jamieson Wellness, Inc.	10,749
500	K-Bro Linen, Inc.†	15,272
7,152	Kelt Exploration, Ltd.*	21,300
3,848	Keyera Corp.	99,025
621	Kinder Morgan Canada, Ltd.#	5,534
17,698	Kinross Gold Corp.*	68,384
2,070	Kirkland Lake Gold, Ltd.	89,183
3,700	Knight Therapeutics, Inc.*	21,812
800	Laurentian Bank of Canada†	27,478
1,289	Linamar Corp.†	48,113
1,322	Loblaw Cos., Ltd.	67,687
8,900	Lucara Diamond Corp.†	10,738
13,050	Lundin Mining Corp.	71,850
8,872	Magna International, Inc.	441,449
4,800	Major Drilling Group International, Inc.*	15,505
2,135	Manulife Financial Corp.	38,802
Shares		Value (Note 1)
	Canada (Continued)
1,530	Maple Leaf Foods, Inc.	$33,508
2,600	Martinrea International, Inc.	21,562
1,895	Medical Facilities Corp.†	17,929
1,000	Methanex Corp.	45,397
1,982	Metro, Inc.	74,373
562	Morneau Shepell, Inc.†	12,690
470	MTY Food Group, Inc.	23,458
2,700	Mullen Group, Ltd.†	19,587
4,527	National Bank of Canada	215,055
1,740	NFI Group, Inc.†	49,029
1,156	Norbord, Inc.	28,654
1,126	North West Co., Inc. (The)†	25,701
2,067	Northland Power, Inc.	40,249
664	Nutrien, Ltd.†	35,518
11,800	OceanaGold Corp.†	32,258
393	Onex Corp.	23,705
2,715	Open Text Corp.	112,037
3,287	Osisko Gold Royalties, Ltd.	34,262
4,296	Pan American Silver Corp.	55,539
4,549	Parex Resources, Inc.*	72,983
700	Park Lawn Corp.	15,379
1,907	Parkland Fuel Corp.	60,506
1,760	Pason Systems, Inc.	25,509
1,170	Pembina Pipeline Corp.	43,555
4,630	Peyto Exploration & Development Corp.†	13,859
11,600	Precision Drilling Corp.*	21,791
300	Premium Brands Holdings Corp.	20,506
1,000	Quebecor, Inc., Class B	23,817
700	Recipe Unlimited Corp.	14,112
1,500	Restaurant Brands International, Inc.†	104,314
1,345	Richelieu Hardware, Ltd.	22,667
1,489	Ritchie Bros Auctioneers, Inc.†	49,518
2,204	Rogers Communications, Inc., Class B†	117,980
5,300	Rogers Sugar, Inc.†	22,705
12,100	Royal Bank of Canada	961,588
1,740	Russel Metals, Inc.	29,364
1,204	Saputo, Inc.	36,040
4,547	Secure Energy Services, Inc.†	24,791
11,834	SEMAFO, Inc.*	46,629
2,897	Seven Generations Energy, Ltd., Class A*	14,202

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	Canada (Continued)
5,660	Shaw Communications, Inc., Class B	$115,486
1,968	ShawCor, Ltd.	27,531
40	Shopify, Inc., Class A*	12,022
1,794	Sienna Senior Living, Inc.†	26,645
1,359	Sleep Country Canada Holdings, Inc.#,†	19,717
1,519	SNC-Lavalin Group, Inc.	30,715
737	Spin Master Corp.*,#	21,313
3,369	SSR Mining, Inc.*	46,102
1,600	Stantec, Inc.†	38,401
400	Stella-Jones, Inc.	14,435
649	Sun Life Financial, Inc.	26,876
17,263	Suncor Energy, Inc.	538,501
3,579	Superior Plus Corp.†	36,513
7,700	Tamarack Valley Energy, Ltd.*	12,289
540	TC Energy Corp.†	26,770
8,602	Teck Resources, Ltd., Class B	198,505
3,900	Teranga Gold Corp.*	11,942
1,944	TFI International, Inc.	58,830
287	Thomson Reuters Corp.	18,515
3,200	Timbercreek Financial Corp.	23,190
801	TMX Group, Ltd.	55,722
6,950	TORC Oil & Gas, Ltd.	21,706
1,339	Toromont Industries, Ltd.	63,466
11,126	Toronto-Dominion Bank (The)	650,118
5,111	Tourmaline Oil Corp.	65,100
7,036	TransAlta Corp.	45,777
2,812	TransAlta Renewables, Inc.†	29,740
12,242	Trican Well Service, Ltd.*	10,937
3,001	Tricon Capital Group, Inc.	22,916
15,700	Turquoise Hill Resources, Ltd.*	19,542
1,000	Uni-Select, Inc.†	9,484
1,200	Valener, Inc.	23,660
2,344	Vermilion Energy, Inc.†	50,923
1,800	Wajax Corp.	21,621
272	Waste Connections, Inc.	25,984
1,290	West Fraser Timber Co., Ltd.	58,809
12,500	Western Forest Products, Inc.†	15,272
1,506	Wheaton Precious Metals Corp.	36,421
8,002	Whitecap Resources, Inc.	25,970
400	Winpak, Ltd.	13,195
452	WSP Global, Inc.	24,882
25,721	Yamana Gold, Inc.†	65,208
		12,415,138
Shares		Value (Note 1)
	China—0.0%
111,000	FIH Mobile, Ltd.*	$12,362
	Denmark—1.3%
189	ALK-Abello A/S*	44,053
2,469	Alm Brand A/S	21,797
11	AP Moller - Maersk A/S, Class A	12,769
23	AP Moller - Maersk A/S, Class B	28,529
907	Bang & Olufsen A/S*	6,317
641	Carlsberg A/S, Class B	84,976
555	Chr Hansen Holding A/S†	52,117
568	Coloplast A/S, Class B	64,188
805	D/S Norden A/S	11,577
1,040	Danske Bank A/S	16,438
1,375	Demant A/S*,†	42,753
534	Dfds A/S	22,648
68	Drilling Co. of 1972 A/S (The)*	5,283
2,005	DSV A/S	196,891
595	FLSmidth & Co. A/S	26,912
196	Genmab A/S*	36,040
1,611	GN Store Nord A/S	75,173
818	H+H International A/S, Class B*	13,060
3,142	ISS A/S	94,823
1,126	Jyske Bank A/S*	39,025
1,970	Matas A/S	21,368
266	Nilfisk Holding A/S*	7,432
362	NNIT A/S#	6,982
12,082	Novo Nordisk A/S, Class B	615,682
2,254	Novozymes A/S, Class B	105,109
727	Orsted A/S#	62,863
841	Pandora A/S	29,916
376	Per Aarsleff Holding A/S	13,404
402	Ringkjoebing Landbobank A/S	26,089
44	Rockwool International A/S, Class A†	10,088
186	Rockwool International A/S, Class B	47,491
1,104	Royal Unibrew A/S	80,561
1,644	Scandinavian Tobacco Group A/S#	19,160
198	Schouw & Co. A/S	15,082
638	SimCorp A/S	61,719
1,256	Spar Nord Bank A/S	11,040
555	Sydbank A/S	10,577
676	Topdanmark A/S	38,125

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	Denmark (Continued)
837	Tryg A/S	$27,211
2,306	Vestas Wind Systems A/S	199,188
		2,304,456
	Finland—1.0%
1,264	Cargotec Oyj, Class B	47,977
1,720	Cramo OYJ	40,837
2,156	Elisa OYJ	105,198
2,285	Finnair OYJ	18,188
5,220	Fortum OYJ	115,360
1,730	Huhtamaki OYJ	71,133
1,799	Kemira OYJ	26,471
239	Kesko OYJ, Class A	12,800
373	Kesko OYJ, Class B	20,749
2,212	Kone OYJ, Class B	130,542
1,119	Konecranes OYJ	42,715
1,568	Metso OYJ	61,602
3,273	Neste Oyj	111,056
9,209	Nokia OYJ	45,719
1,922	Nokian Renkaat OYJ*	60,014
8,265	Nordea Bank Abp	60,006
281	Olvi OYJ, Class A	10,928
7,100	Oriola OYJ, Class B	16,187
727	Orion OYJ, Class A	26,412
1,558	Orion OYJ, Class B	57,099
5,228	Outokumpu OYJ†	17,834
2,902	Outotec OYJ*	15,324
7,476	Raisio OYJ	24,695
873	Revenio Group OYJ	19,854
3,539	Sampo OYJ, Class A	167,004
8,204	Stora Enso OYJ	96,413
390	Tieto OYJ	11,557
1,160	Tikkurila OYJ†	19,522
2,646	Tokmanni Group Corp.	24,130
8,944	UPM-Kymmene OYJ	237,678
559	Vaisala OYJ, Class A	13,920
2,116	Valmet OYJ	52,742
5,634	Wartsila OYJ Abp	81,714
1,665	YIT OYJ	10,243
		1,873,623
	France—6.4%
969	Accor SA	41,595
292	Aeroports de Paris	51,532
3,912	Air France-KLM*	37,597
Shares		Value (Note 1)
	France (Continued)
3,207	Air Liquide SA	$448,724
3,566	Airbus SE	505,565
313	Albioma SA	8,293
966	Alstom SA	44,816
476	Alten SA†	57,049
272	Amundi SA#	18,991
1,401	Arkema SA	130,282
293	Atos SE	24,495
368	Aubay	13,119
10,652	AXA SA	279,796
570	BioMerieux	47,218
3,404	BNP Paribas SA	161,659
5,116	Bollore SA	22,572
3,865	Bouygues SA	143,142
3,079	Bureau Veritas SA	76,045
1,394	Capgemini SE	173,333
5,158	Carrefour SA†	99,590
12,773	CGG SA*	24,001
6,743	Cie de St-Gobain	262,802
3,063	Cie Generale des Etablissements Michelin SCA	388,522
585	Cie Plastic Omnium SA	15,253
961	CNP Assurances	21,811
2,606	Coface SA	26,284
874	Credit Agricole SA	10,480
4,630	Danone SA	392,226
74	Dassault Systemes SE	11,806
5,436	Derichebourg SA	20,893
106	Devoteam SA	12,680
2,947	Edenred	150,327
1,777	Eiffage SA	175,673
6,771	Electricite de France SA	85,347
1,532	Elior Group SA#	21,061
4,742	Elis SA	86,004
11,071	Engie SA	167,935
288	Eramet	19,145
329	EssilorLuxottica SA	42,929
155	Eurofins Scientific SE†	68,561
993	Euronext NV#	75,144
1,237	Europcar Mobility Group#,†	8,812
4,666	Eutelsat Communications SA	87,226
178	Fnac Darty SA*	13,217
180	Gaztransport Et Technigaz SA	18,042
218	Hermes International	157,211
77	ID Logistics Group*	13,676

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	France (Continued)
454	Iliad SA†	$50,984
688	Imerys SA	36,472
812	Ingenico Group SA	71,816
308	Ipsen SA	42,027
1,041	IPSOS†	27,462
614	JCDecaux SA	18,600
685	Kaufman & Broad SA	26,203
488	Kering SA	288,606
913	Korian SA	34,737
948	L'Oreal SA	270,032
1,721	Lagardere SCA	44,814
1,064	Lectra	27,283
3,101	Legrand SA	226,731
1,845	LVMH Moet Hennessy Louis Vuitton SA	785,263
444	Mersen SA	17,039
1,630	Natixis SA	6,559
993	Neopost SA	21,228
461	Nexans SA	15,475
683	Nexity SA	29,512
31,311	Orange SA	493,646
525	Orpea	63,339
200	Pernod-Ricard SA†	36,853
13,186	Peugeot SA	324,916
3,099	Publicis Groupe SA	163,613
179	Remy Cointreau SA	25,809
2,261	Renault SA	142,150
5,791	Rexel SA	73,521
611	Rothschild & Co.	19,801
873	Rubis SCA	49,158
2,096	Safran SA	307,096
2,028	Sanofi	175,051
174	Sartorius Stedim Biotech	27,443
3,125	Schneider Electric SE	283,422
2,540	SCOR SE	111,370
393	SEB SA	70,652
6,297	SES SA, ADR	98,454
411	Societe BIC SA†	31,336
2,627	Societe Generale SA	66,375
1,132	Sodexo SA	132,324
1,621	SPIE SA	30,100
5,033	STMicroelectronics NV	89,279
3,853	Suez	55,598
606	Teleperformance	121,416
2,268	Television Francaise 1	23,881
Shares		Value (Note 1)
	France (Continued)
943	Thales SA	$116,504
18,666	Total SA	1,045,867
1,226	Ubisoft Entertainment SA*	95,969
3,814	Veolia Environnement SA	92,896
224	Vicat SA	11,131
3,269	Vinci SA	334,769
95	Virbac SA*	18,170
1,081	Vivendi SA	29,759
328	Worldline SA/France*,#	23,870
		11,588,862
	Germany—5.3%
1,211	Aareal Bank AG	31,906
1,377	adidas AG	425,111
210	ADO Properties SA#	8,687
1,932	ADVA Optical Networking SE*	14,126
1,604	Allianz SE, Registered	386,669
136	Amadeus Fire AG	18,527
8,773	Aroundtown SA	72,284
408	Aurubis AG	19,870
735	Axel Springer SE	51,776
8,846	BASF SE	642,958
333	Bauer AG	9,182
3,459	Bayer AG, Registered	239,691
4,607	Bayerische Motoren Werke AG	340,982
474	BayWa AG	13,717
261	Bechtle AG	29,975
196	Beiersdorf AG	23,524
456	Bilfinger SE	14,757
1,357	Borussia Dortmund GmbH & Co. KGaA	12,769
2,718	Brenntag AG	133,856
603	CANCOM SE	32,035
159	Cewe Stiftung & Co. KGaA	15,730
6,421	Commerzbank AG*	46,137
1,367	Continental AG	199,307
612	Corestate Capital Holding SA*	20,912
1,506	Covestro AG#	76,565
1,019	CTS Eventim AG & Co. KGaA	47,414
10,083	Daimler AG, Registered	560,944
9,056	Deutsche Bank AG, Registered	69,818
584	Deutsche Beteiligungs AG	22,545
1,312	Deutsche Boerse AG	185,589
696	Deutsche EuroShop AG	19,232
5,519	Deutsche Lufthansa AG	94,574

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	Germany (Continued)
1,962	Deutsche Pfandbriefbank AG#	$23,604
10,000	Deutsche Post AG, Registered	328,622
27,548	Deutsche Telekom AG, Registered	476,513
2,787	Deutsche Wohnen SE	102,267
3,473	Deutz AG	33,844
821	Dialog Semiconductor Plc*	33,104
507	Duerr AG	17,278
28,452	E.ON SE	309,001
298	Eckert & Ziegler Strahlen- und Medizintechnik AG	35,105
601	Elmos Semiconductor AG	15,035
2,150	Evonik Industries AG	62,610
1,986	Evotec SE*	55,509
334	Fielmann AG	24,231
479	Fraport AG Frankfurt Airport Services Worldwide	41,177
2,143	Freenet AG	42,876
2,283	Fresenius Medical Care AG & Co. KGaA	179,228
2,593	Fresenius SE & Co. KGaA	140,584
305	FUCHS PETROLUB SE	10,873
2,497	GEA Group AG	70,983
620	Gerresheimer AG	45,649
287	Gesco AG	7,865
1,432	Grand City Properties SA	32,729
153	Hannover Rueck SE	24,739
417	HeidelbergCement AG	33,742
524	Hella GmbH & Co. KGaA	25,907
443	Henkel AG & Co. KGaA	40,677
160	HOCHTIEF AG	19,485
461	Hornbach Holding AG & Co. KGaA	26,184
1,048	HUGO BOSS AG	69,713
487	Indus Holding AG	21,874
14,412	Infineon Technologies AG	254,832
3,678	K+S AG, Registered	68,505
578	KION Group AG	36,438
2,961	Kloeckner & Co. SE	17,727
730	LANXESS AG	43,380
874	LEG Immobilien AG	98,587
746	Merck KGaA	78,008
4,159	METRO AG	76,022
456	MTU Aero Engines AG	108,629
Shares		Value (Note 1)
	Germany (Continued)
600	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Registered	$150,575
1,083	Nemetschek SE	65,207
397	Norma Group SE	16,450
390	OHB SE	14,834
1,631	OSRAM Licht AG	53,710
471	PATRIZIA Immobilien AG	9,747
400	Puma SE	26,676
1,192	QIAGEN NV*	48,375
19	Rational AG	13,082
1,056	Rheinmetall AG	129,264
549	RHOEN-KLINIKUM AG	16,793
1,227	Rocket Internet SE*,#	35,383
641	RTL Group SA	32,829
1,420	RWE AG	34,990
1,686	SAF-Holland SA	19,555
523	Salzgitter AG	14,975
3,020	SAP SE	414,695
963	Scout24 AG#	51,160
2,581	Siemens AG, Registered	306,986
185	Sixt SE	19,816
435	Software AG	14,938
286	STRATEC SE	18,504
324	Stroeer SE & Co. KGaA	24,334
1,626	Suedzucker AG	27,530
1,073	Symrise AG	103,270
1,795	TAG Immobilien AG*	41,475
1,202	Takkt AG	17,495
315	Talanx AG*	13,647
420	Technotrans SE	10,387
5,253	Telefonica Deutschland Holding AG	14,676
2,041	thyssenkrupp AG	29,765
1,100	TLG Immobilien AG	32,208
1,060	Uniper SE	32,098
2,405	United Internet AG, Registered	79,198
542	Volkswagen AG	93,155
4,022	Vonovia SE	192,083
257	Vossloh AG	9,439
236	Wacker Chemie AG	18,672
904	Wacker Neuson SE	22,738
209	Washtec AG	14,212
1,065	Wirecard AG	179,290
767	Zeal Network SE	17,234
		9,495,755

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	Hong Kong—1.9%
145,000	Agritrade Resources, Ltd.	$20,975
76,800	AIA Group, Ltd.	828,296
2,500	ASM Pacific Technology, Ltd.	25,603
2,700	BOC Aviation, Ltd.#	22,674
13,000	BOC Hong Kong Holdings, Ltd.	51,173
10,000	Cafe de Coral Holdings, Ltd.	29,763
15,000	Chow Sang Sang Holdings International, Ltd.	22,236
56,000	CITIC Telecom International Holdings, Ltd.	22,223
6,500	CK Asset Holdings, Ltd.	50,882
11,000	CK Hutchison Holdings, Ltd.	108,427
2,000	CK Infrastructure Holdings, Ltd.	16,309
8,500	CLP Holdings, Ltd.	93,795
6,000	Dah Sing Banking Group, Ltd.	10,830
4,800	Dah Sing Financial Holdings, Ltd.	22,428
52,500	Esprit Holdings, Ltd.*	10,014
51,000	Far East Consortium International, Ltd./HK	23,503
58,000	First Pacific Co., Ltd.	23,536
20,000	Galaxy Entertainment Group, Ltd.	134,798
40,000	Giordano International, Ltd.	17,512
142,000	Guotai Junan International Holdings, Ltd.	24,540
75,000	Haitong International Securities Group, Ltd.	24,482
4,000	Hang Lung Group, Ltd.	11,086
6,000	Hang Lung Properties, Ltd.	14,271
8,300	Hang Seng Bank, Ltd.	206,658
5,500	Henderson Land Development Co., Ltd.	30,310
7,500	HKBN, Ltd.	13,518
19,200	HKR International, Ltd.	9,635
23,100	Hong Kong & China Gas Co., Ltd.	51,217
7,487	Hong Kong Exchanges & Clearing, Ltd.	264,336
14,000	Hongkong & Shanghai Hotels, Ltd. (The)	18,244
50,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.	11,777
3,000	Hysan Development Co., Ltd.	15,496
8,000	IGG, Inc.	8,920
5,500	Johnson Electric Holdings, Ltd.	11,744
7,000	Kerry Logistics Network, Ltd.	12,599
6,000	Kerry Properties, Ltd.	25,193
Shares		Value (Note 1)
	Hong Kong (Continued)
5,750	L'Occitane International SA	$11,365
38,400	Landing International Development, Ltd.*	5,309
92,000	Li & Fung, Ltd.	16,017
15,500	Lifestyle International Holdings, Ltd.	22,660
6,000	Luk Fook Holdings International, Ltd.	18,818
51,600	Man Wah Holdings, Ltd.	22,723
480,000	Mason Group Holdings, Ltd.*	7,496
4,000	MTR Corp., Ltd.	26,934
49,000	New World Development Co., Ltd.	76,652
44,000	NewOcean Energy Holdings, Ltd.*	9,970
5,000	NWS Holdings, Ltd.	10,279
116,000	Pacific Basin Shipping, Ltd.	21,235
66,000	PCCW, Ltd.	38,104
3,000	Power Assets Holdings, Ltd.	21,583
60,000	Sa Sa International Holdings, Ltd.	17,205
6,900	Samsonite International SA*,#	15,829
12,800	Sands China, Ltd.	61,200
12,000	Shangri-La Asia, Ltd.	15,131
100,000	Shun Tak Holdings, Ltd.	40,068
138,000	Singamas Container Holdings, Ltd.	20,669
8,000	Sino Land Co., Ltd.	13,416
23,000	SITC International Holdings Co., Ltd.	23,437
13,500	SmarTone Telecommunications Holdings, Ltd.	12,858
5,500	Sun Hung Kai Properties, Ltd.	93,290
27,000	SUNeVision Holdings, Ltd.	23,503
4,500	Swire Pacific, Ltd., Class A	55,302
15,000	Swire Pacific, Ltd., Class B	28,419
3,000	Swire Properties, Ltd.	12,116
8,000	Techtronic Industries Co., Ltd.	61,241
12,000	Television Broadcasts, Ltd.	20,062
30,000	United Laboratories International Holdings, Ltd. (The)	16,091
4,000	Vitasoy International Holdings, Ltd.	19,228
1,300	VTech Holdings, Ltd.	11,633
105,500	WH Group, Ltd.#	106,963
2,000	Wharf Real Estate Investment Co., Ltd.	14,094
3,000	Wheelock & Co., Ltd.	21,506
9,200	Wynn Macau, Ltd.	20,610

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	Hong Kong (Continued)
34,000	Xinyi Glass Holdings, Ltd.	$35,690
6,000	Yue Yuen Industrial Holdings, Ltd.	16,437
		3,374,146
	Ireland—0.5%
5,093	AIB Group Plc	20,825
10,939	Bank of Ireland Group Plc	57,169
3,640	C&C Group Plc	16,184
3,828	CRH Plc	124,882
5,700	CRH Plc, SP ADR	186,675
738	Flutter Entertainment Plc	55,503
3,273	Glanbia Plc	53,221
1,946	Irish Continental Group Plc	9,648
1,159	Kerry Group Plc, Class A	138,379
1,950	Kingspan Group Plc	105,901
945	Smurfit Kappa Group Plc	28,594
		796,981
	Israel—0.3%
669	ADO Group, Ltd.*	10,029
9,376	Bank Hapoalim BM*	69,516
9,084	Bank Leumi Le-Israel BM	65,569
25	Bayside Land Corp.	13,212
2,356	Cellcom Israel, Ltd.*	6,747
1,006	Clal Insurance Enterprises Holdings, Ltd.*	16,772
187	Elbit Systems, Ltd.	27,958
58	Electra, Ltd./Israel	16,221
501	Fox Wizel, Ltd.	14,347
2,147	Harel Insurance Investments & Financial Services, Ltd.	16,081
275	IDI Insurance Co., Ltd.	10,695
7,565	Israel Chemicals, Ltd.	39,618
1,175	Matrix IT, Ltd.	16,907
2,083	Maytronics, Ltd.	14,335
1,106	Menora Mivtachim Holdings, Ltd.	16,797
1,212	Mizrahi Tefahot Bank, Ltd.*	27,940
2,005	Naphtha Israel Petroleum Corp., Ltd.	13,096
156	Nice, Ltd.*	21,205
324	Nice, Ltd., SP ADR*	44,388
21,016	Oil Refineries, Ltd.*	10,776
2,397	Partner Communications Co., Ltd.*	10,243
134	Paz Oil Co., Ltd.	18,826
403	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	21,004
Shares		Value (Note 1)
	Israel (Continued)
6,488	Shikun & Binui, Ltd.*	$18,907
1,314	Summit Real Estate Holdings, Ltd.	12,666
769	Teva Pharmaceutical Industries, Ltd., SP ADR*	7,098
		560,953
	Italy—1.8%
23,194	A2A SpA	40,246
1,290	Amplifon SpA	30,159
9,605	Assicurazioni Generali SpA	180,866
2,754	Atlantia SpA	71,744
1,709	Azimut Holding SpA†	32,900
2,332	Banca Farmafactoring SpA#	12,993
9,396	Banca Popolare di Sondrio SCPA	20,823
30,073	Banco BPM SpA*,†	61,211
10,009	BPER Banca	40,779
1,912	Brembo SpA†	22,024
1,230	Buzzi Unicem SpA	24,959
3,016	Cairo Communication SpA	9,054
13,512	CIR-Compagnie Industriali Riunite SpA	14,443
8,425	CNH Industrial NV	86,393
3,914	Credito Emiliano SpA	18,848
248,243	Credito Valtellinese SpA*	15,949
2,404	Davide Campari-Milano SpA	23,550
253	DiaSorin SpA	29,373
59,059	Enel SpA	412,338
28,467	Eni SpA	472,794
806	ERG SpA	16,497
8,133	Falck Renewables SpA	34,144
211	Ferrari NV	34,060
1,143	Ferrari NV	185,598
22,449	Fiat Chrysler Automobiles NV*	313,111
4,440	FinecoBank Banca Fineco SpA	49,528
725	Gruppo MutuiOnline SpA	12,910
6,924	Hera SpA	26,486
375	Interpump Group SpA	11,539
48,690	Intesa Sanpaolo SpA	104,198
9,018	Iren SpA	23,441
7,345	Italgas SpA	49,344
2,260	Leonardo SpA	28,641
7,518	Mediobanca Banca di Credito Finanziario SpA	77,503
7,618	OVS SpA*,#,†	13,080
2,693	Poste Italiane SpA#	28,356
5,199	Saipem SpA*	25,864

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	Italy (Continued)
10,551	Saras SpA	$15,885
14,612	Snam SpA	72,625
4,405	Societa Cattolica di Assicurazioni SC	39,395
3,313	Tamburi Investment Partners SpA	21,134
151,273	Telecom Italia SpA/Milano*	82,600
1,807	Tenaris SA	23,650
12,686	Terna Rete Elettrica Nazionale SpA	80,781
4,434	UniCredit SpA	54,584
19,026	Unione di Banche Italiane SpA†	51,923
10,854	Unipol Gruppo SpA	52,861
9,399	UnipolSai Assicurazioni SpA†	24,143
		3,175,327
	Japan—17.1%
1,200	77 Bank, Ltd. (The)	17,641
400	ABC-Mart, Inc.	26,045
5,900	Acom Co., Ltd.	21,233
1,200	Adastria Co., Ltd.	25,688
1,500	ADEKA Corp.	22,149
2,500	Advantest Corp.	68,752
4,700	Aeon Co., Ltd.	80,691
1,400	AEON Financial Service Co., Ltd.	22,529
2,100	AGC, Inc./Japan	72,555
1,200	Ai Holdings Corp.	19,367
700	Aica Kogyo Co., Ltd.	23,373
2,900	Aida Engineering, Ltd.	22,379
8,600	Aiful Corp.*,†	17,549
300	Ain Holdings, Inc.	17,447
2,300	Air Water, Inc.	39,338
2,300	Aisin Seiki Co., Ltd.	79,145
2,900	Ajinomoto Co., Inc.	50,245
1,200	Alconix Corp.†	15,816
800	Alfresa Holdings Corp.	19,723
2,600	Alps Alpine Co., Ltd.	43,794
2,700	Amada Holdings Co., Ltd.	30,377
1,000	Amano Corp.	27,575
700	ANA Holdings, Inc.	23,166
1,500	Anritsu Corp.†	26,059
1,100	AOKI Holdings, Inc.	10,886
900	Aoyama Trading Co., Ltd.	17,630
700	Aozora Bank, Ltd.	16,790
200	Arata Corp.	6,799
2,000	Arcland Sakamoto Co., Ltd.	24,468
1,000	Arcs Co., Ltd.	19,923
Shares		Value (Note 1)
	Japan (Continued)
1,400	Arisawa Manufacturing Co., Ltd.†	$11,505
1,800	Asahi Diamond Industrial Co., Ltd.	10,969
3,400	Asahi Group Holdings, Ltd.	152,790
1,000	Asahi Holdings, Inc.	20,285
1,600	Asahi Intecc Co., Ltd.	39,386
15,000	Asahi Kasei Corp.	159,788
10,900	Astellas Pharma, Inc.	155,187
2,400	Atom Corp.†	21,236
1,600	Avex, Inc.	20,301
800	Awa Bank, Ltd. (The)	19,144
1,100	Azbil Corp.	26,853
2,000	Bandai Namco Holdings, Inc.	97,018
600	Bank of Kyoto, Ltd. (The)	23,179
1,300	Bank of the Ryukyus, Ltd.	13,866
1,300	Bell System24 Holdings, Inc.	17,942
1,300	Belluna Co., Ltd.	8,862
800	Benesse Holdings, Inc.	18,610
1,500	Bic Camera, Inc.	14,720
800	BML, Inc.	22,706
7,200	Bridgestone Corp.†	283,285
4,000	Broadleaf Co., Ltd.	19,738
1,400	Brother Industries, Ltd.	26,425
3,200	Bunka Shutter Co., Ltd.	24,249
700	Calbee, Inc.	18,880
900	Canon Electronics, Inc.	15,134
4,600	Canon, Inc.	134,226
1,200	Capcom Co., Ltd.	24,063
1,600	Casio Computer Co., Ltd.	19,856
1,300	Cawachi, Ltd.	24,067
1,100	Central Glass Co., Ltd.	24,405
900	Central Japan Railway Co.	180,142
3,700	Chiba Bank, Ltd. (The)	18,051
1,100	Chofu Seisakusho Co., Ltd.	21,772
3,800	Chubu Electric Power Co., Inc.	53,274
700	Chudenko Corp.	14,543
400	Chugai Pharmaceutical Co., Ltd.	26,119
1,700	Chugoku Electric Power Co., Inc. (The)	21,413
5,400	Citizen Watch Co., Ltd.	27,697
2,400	CKD Corp.	24,308
3,900	CMK Corp.	22,644
800	Coca-Cola Bottlers Japan Holdings, Inc.†	20,250
800	cocokara fine, Inc.	41,553
1,000	Colowide Co., Ltd.†	19,125

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	Japan (Continued)
900	COMSYS Holdings Corp.	$22,806
5,100	Concordia Financial Group, Ltd.	18,969
2,000	Cosmo Energy Holdings Co., Ltd.	45,022
1,900	Credit Saison Co., Ltd.	22,222
900	CyberAgent, Inc.	32,598
1,700	Dai Nippon Printing Co., Ltd.	36,203
3,600	Dai-ichi Life Holdings, Inc.	54,260
2,100	Daicel Corp.	18,660
3,700	Daido Metal Co., Ltd.	22,719
600	Daido Steel Co., Ltd.	22,733
700	Daifuku Co., Ltd.	39,280
1,000	Daihen Corp.	28,660
700	Daiho Corp.	17,530
400	Daiichi Sankyo Co., Ltd.	20,906
600	Daiichikosho Co., Ltd.	27,881
1,500	Daikin Industries, Ltd.	195,682
1,400	Daikyonishikawa Corp.	11,102
800	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	22,446
1,900	Daio Paper Corp.†	22,328
500	Daito Trust Construction Co., Ltd.	63,697
5,300	Daiwa House Industry Co., Ltd.	154,406
9,500	Daiwa Securities Group, Inc.	41,599
500	Daiwabo Holdings Co., Ltd.	23,791
2,200	DCM Holdings Co., Ltd.	21,589
1,200	DeNA Co., Ltd.	22,984
1,300	Denka Co., Ltd.	38,524
3,100	Denso Corp.	130,337
200	Dentsu, Inc.	6,975
2,400	Dexerials Corp.	15,449
1,200	DIC Corp.†	31,654
400	Digital Arts, Inc.	35,246
400	Disco Corp.	65,594
1,800	DMG Mori Co., Ltd.†	28,799
1,100	Doutor Nichires Holdings Co., Ltd.	20,813
1,100	Dowa Holdings Co., Ltd.	35,250
1,000	Duskin Co., Ltd.	26,258
500	DyDo Group Holdings, Inc.	21,472
1,900	East Japan Railway Co.	177,638
1,100	Ebara Corp.	29,833
2,100	EDION Corp.	19,497
300	Eisai Co., Ltd.	16,948
600	Eizo Corp.	21,342
800	Elecom Co., Ltd.	27,083
Shares		Value (Note 1)
	Japan (Continued)
900	Electric Power Development Co., Ltd.	$20,435
500	Exedy Corp.	10,462
900	Fancl Corp., Class C	22,121
200	FANUC Corp.	36,971
400	Fast Retailing Co., Ltd.	241,636
1,100	FCC Co., Ltd.	22,987
2,700	Ferrotec Holdings Corp.	21,261
2,100	Financial Products Group Co., Ltd.	17,335
400	FP Corp.	24,412
1,600	Fuji Corp/Aichi	20,331
1,400	Fuji Electric Co., Ltd.	48,240
1,500	Fuji Media Holdings, Inc.	20,897
700	Fuji Oil Holdings, Inc.	21,101
700	Fuji Seal International, Inc.	21,393
900	FUJIFILM Holdings Corp.	45,603
7,900	Fujikura, Ltd.	29,676
1,600	Fujitsu General, Ltd.	25,406
2,800	Fujitsu, Ltd.	195,090
1,000	Fukuoka Financial Group, Inc.	18,244
600	Fukuyama Transporting Co., Ltd.	21,704
1,400	Funai Soken Holdings, Inc.	33,865
900	Furukawa Co., Ltd.	11,653
1,200	Furukawa Electric Co., Ltd.	35,116
800	Futaba Corp.	10,425
500	Fuyo General Lease Co., Ltd.	28,428
800	Geo Holdings Corp.	10,240
1,000	Glory, Ltd.	26,379
1,700	GMO internet, Inc.	30,779
700	Goldcrest Co., Ltd.	12,323
200	Goldwin, Inc.	25,061
5,100	Gree, Inc.†	23,699
2,200	GS Yuasa Corp.	42,402
4,900	Gunma Bank, Ltd. (The)	17,134
600	Gunze, Ltd.	25,794
1,700	H2O Retailing Corp.	19,584
5,000	Hachijuni Bank, Ltd. (The)	20,359
2,400	Hakuhodo DY Holdings, Inc.	40,380
700	Hamamatsu Photonics KK	27,236
2,200	Hankyu Hanshin Holdings, Inc.	78,765
800	Hanwa Co., Ltd.	21,377
400	Harmonic Drive Systems, Inc.†	15,415
5,200	Haseko Corp.	52,572
3,500	Hazama Ando Corp.	23,373

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	Japan (Continued)
600	Heiwa Real Estate Co., Ltd.	$12,249
900	Heiwado Co., Ltd.	15,961
200	Hikari Tsushin, Inc.	43,575
3,100	Hiroshima Bank, Ltd. (The)	14,923
400	Hisamitsu Pharmaceutical Co., Inc.	15,786
1,000	Hitachi Capital Corp.*	22,214
1,500	Hitachi Chemical Co., Ltd.	40,709
1,900	Hitachi Construction Machinery Co., Ltd.	49,379
700	Hitachi High-Technologies Corp.	35,969
2,000	Hitachi Metals, Ltd.	22,576
6,400	Hitachi Zosen Corp.	23,448
11,500	Hitachi, Ltd.	421,217
400	Hogy Medical Co., Ltd.†	11,798
2,900	Hokkaido Electric Power Co., Inc.	16,219
700	Hokkoku Bank, Ltd. (The)	19,673
3,000	Hokuetsu Corp.	16,167
1,800	Hokuhoku Financial Group, Inc.	18,699
2,300	Hokuriku Electric Power Co.*	16,661
1,200	Hokuto Corp.	20,224
11,600	Honda Motor Co., Ltd.	299,643
500	Horiba, Ltd.	25,785
3,100	Hosiden Corp.	34,360
2,400	Hoya Corp.	183,737
2,300	Hulic Co., Ltd.	18,474
3,000	Hyakugo Bank, Ltd. (The)	9,266
1,400	Ibiden Co., Ltd.	24,490
1,000	IBJ Leasing Co., Ltd.	25,015
6,700	Ichigo, Inc.	19,637
600	Idec Corp/Japan	11,241
3,300	Idemitsu Kosan Co., Ltd.	99,170
2,200	IHI Corp.	52,993
1,100	Iida Group Holdings Co., Ltd.	17,753
900	Inabata & Co., Ltd.	11,511
7,300	Inpex Corp.	65,765
1,000	Internet Initiative Japan, Inc.	18,736
600	Iriso Electronics Co., Ltd.	30,163
1,900	Isetan Mitsukoshi Holdings, Ltd.	15,402
1,600	Ishihara Sangyo Kaisha, Ltd.	18,684
1,500	Isuzu Motors, Ltd.	17,071
500	Ito En, Ltd.	23,281
2,500	ITOCHU Corp.	47,779
3,400	Itoham Yonekyu Holdings, Inc.	23,147
700	Iwatani Corp.	24,282
4,100	Iyo Bank, Ltd. (The)	20,687
Shares		Value (Note 1)
	Japan (Continued)
500	Izumi Co., Ltd.	$20,197
1,600	J Front Retailing Co., Ltd.	18,328
2,300	J Trust Co., Ltd.†	10,304
1,300	Jaccs Co., Ltd.	25,864
700	Jafco Co., Ltd.	25,613
1,400	Japan Airlines Co., Ltd.	44,708
1,800	Japan Aviation Electronics Industry, Ltd.	26,395
4,900	Japan Exchange Group, Inc.	77,807
1,500	Japan Lifeline Co., Ltd.	24,250
1,100	Japan Petroleum Exploration Co., Ltd.	25,405
4,300	Japan Post Holdings Co., Ltd.	48,657
600	Japan Pulp & Paper Co., Ltd.	19,951
3,000	Japan Securities Finance Co., Ltd.	15,276
1,300	Japan Steel Works, Ltd. (The)	21,692
10,300	Japan Tobacco, Inc.†	227,323
2,800	Japan Wool Textile Co., Ltd. (The)	21,841
3,600	JFE Holdings, Inc.	52,841
1,500	JGC Corp.	20,563
400	JINS, Inc.	22,223
600	Joshin Denki Co., Ltd.	11,820
700	JSR Corp.	11,044
3,800	JTEKT Corp.	46,031
800	Juroku Bank, Ltd. (The)	16,280
8,900	JVC Kenwood Corp.	20,637
45,900	JXTG Holdings, Inc.	227,510
2,200	K's Holdings Corp.	20,752
1,900	Kadokawa Dwango*	25,694
800	Kaga Electronics Co., Ltd.	11,523
800	Kagome Co., Ltd.	18,587
7,500	Kajima Corp.	102,815
1,100	Kakaku.com, Inc.	21,222
500	Kaken Pharmaceutical Co., Ltd.	23,373
1,000	Kamigumi Co., Ltd.	23,652
800	Kanamoto Co., Ltd.	20,672
2,200	Kandenko Co., Ltd.	18,365
600	Kaneka Corp.	22,539
1,700	Kanematsu Corp.	18,827
4,400	Kansai Electric Power Co.,Inc. (The)	50,381
1,200	Kansai Paint Co., Ltd.	25,143
3,400	Kao Corp.	258,906
400	Kato Sangyo Co., Ltd.	12,132
300	KAWADA TECHNOLOGIES, Inc.	22,399
2,100	Kawasaki Heavy Industries, Ltd.	49,337

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	Japan (Continued)
1,600	Kawasaki Kisen Kaisha, Ltd.*,†	$19,515
15,300	KDDI Corp.	389,329
1,200	Keihan Holdings Co., Ltd.	52,256
1,300	Keihin Corp.	18,605
1,500	Keikyu Corp.	25,808
700	Keio Corp.	46,033
200	Keisei Electric Railway Co., Ltd.	7,281
2,500	Keiyo Bank, Ltd. (The)	14,608
4,600	Kenedix, Inc.	22,911
900	Kewpie Corp.	19,876
600	Keyence Corp.	368,019
400	Kikkoman Corp.	17,400
1,400	Kintetsu Group Holdings Co., Ltd.	67,004
900	Kintetsu World Express, Inc.	11,728
6,400	Kirin Holdings Co., Ltd.	137,925
800	Kissei Pharmaceutical Co., Ltd.	19,960
1,500	Kito Corp.	23,109
2,600	Kitz Corp.	18,183
1,600	Kiyo Bank, Ltd. (The)	20,361
1,900	Koa Corp.	24,584
800	Kobe Bussan Co., Ltd.	38,807
4,400	Kobe Steel, Ltd.	28,772
900	Kohnan Shoji Co., Ltd.	18,699
1,500	Koito Manufacturing Co., Ltd.	79,998
1,500	Kokuyo Co., Ltd.	20,980
11,000	Komatsu, Ltd.	265,269
1,100	KOMEDA Holdings Co., Ltd.	20,722
1,000	Komeri Co., Ltd.	20,424
1,400	Komori Corp.	15,180
700	Konami Holdings Corp.	32,788
6,900	Konica Minolta, Inc.	67,134
500	Konoike Transport Co., Ltd.	7,875
300	Kose Corp.	50,281
500	Kotobuki Spirits Co., Ltd.	23,466
4,600	Kubota Corp.†	76,500
3,100	Kumiai Chemical Industry Co., Ltd.	22,399
2,700	Kuraray Co., Ltd.	32,230
400	Kureha Corp.	27,269
1,100	Kurita Water Industries, Ltd.	27,292
1,100	KYB Corp.*	31,016
500	Kyocera Corp.	32,625
1,500	Kyoei Steel, Ltd.	26,490
1,700	Kyokuto Kaihatsu Kogyo Co., Ltd.	21,145
500	KYORIN Holdings, Inc.	8,848
Shares		Value (Note 1)
	Japan (Continued)
500	Kyoritsu Maintenance Co., Ltd.†	$23,327
1,000	Kyowa Exeo Corp.	24,876
1,100	Kyowa Hakko Kirin Co., Ltd.	19,783
600	Kyudenko Corp.	18,003
2,400	Kyushu Electric Power Co., Inc.	23,551
5,000	Kyushu Financial Group, Inc.	19,756
1,200	Kyushu Railway Co.	34,949
800	Lasertec Corp.	31,684
400	Lawson, Inc.	19,181
2,600	Leopalace21 Corp.*,†	6,728
1,000	Life Corp.	20,090
100	LINE Corp.*	2,796
1,000	Lintec Corp.	20,823
1,100	Lion Corp.	20,477
2,600	LIXIL Group Corp.	41,093
1,400	LIXIL VIVA Corp.	16,232
3,900	M3, Inc.	71,225
700	Mabuchi Motor Co., Ltd.†	23,925
1,300	Macnica Fuji Electronics Holdings, Inc.	17,182
900	Macromill, Inc.	10,793
1,500	Maeda Corp.	11,993
600	Makino Milling Machine Co., Ltd.	24,180
900	Makita Corp.	30,552
3,800	Marubeni Corp.	25,130
800	Marudai Food Co., Ltd.	15,018
700	Maruha Nichiro Corp.	20,549
1,100	Marui Group Co., Ltd.	22,385
2,200	Marusan Securities Co., Ltd.	11,407
400	Maruwa Co., Ltd.†	21,852
1,900	Matsui Securities Co., Ltd.	17,905
1,700	Maxell Holdings, Ltd.	23,226
6,700	Mazda Motor Corp.	69,880
500	McDonald's Holdings Co. Japan, Ltd.	22,028
9,000	Mebuki Financial Group, Inc.	23,457
1,000	Medipal Holdings Corp.	22,066
1,000	Megachips Corp.	12,623
1,000	Megmilk Snow Brand Co., Ltd.	21,908
1,700	Meidensha Corp.	26,553
700	MEIJI Holdings Co., Ltd.	49,993
1,200	Meiko Electronics Co., Ltd.†	19,623
500	Meitec Corp.	25,646
600	Milbon Co., Ltd.	29,050

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	Japan (Continued)
1,200	Mimasu Semiconductor Industry Co., Ltd.	$17,897
5,500	MINEBEA MITSUMI, Inc.	93,099
900	Miraca Holdings, Inc.	20,452
1,600	Mirait Holdings Corp.	23,670
1,000	MISUMI Group, Inc.	25,061
15,300	Mitsubishi Chemical Holdings Corp.	106,801
3,600	Mitsubishi Corp.	94,829
13,000	Mitsubishi Electric Corp.	171,099
4,500	Mitsubishi Estate Co., Ltd.	83,685
1,700	Mitsubishi Gas Chemical Co., Inc.	22,642
300	Mitsubishi Heavy Industries, Ltd.	13,053
1,000	Mitsubishi Materials Corp.	28,428
5,200	Mitsubishi Motors Corp.	24,887
1,500	Mitsubishi Tanabe Pharma Corp.	16,695
43,600	Mitsubishi UFJ Financial Group, Inc.	207,051
8,700	Mitsubishi UFJ Lease & Finance Co., Ltd.	46,076
4,900	Mitsui & Co., Ltd.	79,716
3,000	Mitsui Chemicals, Inc.	74,210
2,100	Mitsui E&S Holdings Co., Ltd.*	19,341
800	Mitsui Fudosan Co., Ltd.	19,385
1,100	Mitsui Mining & Smelting Co., Ltd.	26,282
1,900	Mitsui OSK Lines, Ltd.	45,449
800	Mitsui-Soko Holdings Co., Ltd.	11,509
900	Miura Co., Ltd.	27,756
1,000	Mixi, Inc.	20,044
700	Miyazaki Bank, Ltd. (The)	15,641
84,900	Mizuho Financial Group, Inc.	122,923
300	Mochida Pharmaceutical Co., Ltd.	12,758
400	Modec, Inc.	11,279
7,000	Monex Group, Inc.†	24,672
300	Monogatari Corp. (The)†	23,902
1,100	MonotaRO Co., Ltd.†	26,792
700	Morinaga Milk Industry Co., Ltd.	27,691
1,800	MS&AD Insurance Group Holdings, Inc.	57,098
4,200	Murata Manufacturing Co., Ltd.	188,545
2,000	Musashi Seimitsu Industry Co., Ltd.	25,692
1,000	Musashino Bank, Ltd. (The)	18,866
1,200	Nabtesco Corp.	33,324
Shares		Value (Note 1)
	Japan (Continued)
600	Nachi-Fujikoshi Corp.	$24,737
1,500	Nagase & Co., Ltd.	22,469
1,300	Nagoya Railroad Co., Ltd.	35,944
1,200	Nankai Electric Railway Co., Ltd.	29,161
800	Nanto Bank, Ltd. (The)	17,348
2,600	NEC Corp.	102,249
1,100	NET One Systems Co., Ltd.	30,251
2,000	NGK Insulators, Ltd.	29,143
2,500	NGK Spark Plug Co., Ltd.	46,886
700	NH Foods, Ltd.	29,963
2,400	NHK Spring Co., Ltd.	18,521
1,300	Nichi-iko Pharmaceutical Co., Ltd.	14,204
1,200	Nichias Corp.	21,559
2,800	Nichicon Corp.	22,776
2,200	NichiiGakkan Co., Ltd.	32,036
800	Nichirei Corp.	18,973
1,300	Nidec Corp.	177,550
1,600	Nifco, Inc.	39,609
700	Nihon Kohden Corp.	18,945
1,000	Nihon M&A Center, Inc.	23,967
1,800	Nihon Parkerizing Co., Ltd.	19,934
900	Nihon Unisys, Ltd.	30,177
1,300	Nikkon Holdings Co., Ltd.	29,807
3,000	Nikon Corp.	42,406
200	Nintendo Co., Ltd.	73,255
1,200	Nippo Corp.	23,629
600	Nippon Carbon Co., Ltd.†	22,984
1,500	Nippon Chemi-Con Corp.	21,899
700	Nippon Densetsu Kogyo Co., Ltd.	14,031
900	Nippon Electric Glass Co., Ltd.	22,781
1,200	Nippon Express Co., Ltd.	63,776
900	Nippon Flour Mills Co., Ltd.	14,375
600	Nippon Gas Co., Ltd.	15,243
10,300	Nippon Light Metal Holdings Co., Ltd.	22,259
1,200	Nippon Paper Industries Co., Ltd.	21,236
1,200	Nippon Seiki Co., Ltd.	20,591
2,600	Nippon Sheet Glass Co., Ltd.	17,677
400	Nippon Shokubai Co., Ltd.	26,416
2,600	Nippon Signal Company, Ltd.	30,168
900	Nippon Soda Co., Ltd.	22,781
5,500	Nippon Steel Corp.	94,324
500	Nippon Steel Trading Corp.	20,591
3,600	Nippon Suisan Kaisha, Ltd.	22,305

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	Japan (Continued)
4,000	Nippon Telegraph & Telephone Corp.	$186,134
4,900	Nippon Thompson Co., Ltd.	22,042
5,300	Nippon Yakin Kogyo Co., Ltd.†	11,061
1,800	Nippon Yusen KK	28,866
2,200	Nipro Corp.	24,384
2,000	Nishi-Nippon Financial Holdings, Inc.	14,376
900	Nishi-Nippon Railroad Co., Ltd.	19,200
1,000	Nishimatsu Construction Co., Ltd.	19,264
700	Nishio Rent All Co., Ltd.	19,770
1,300	Nissan Chemical Corp.	58,540
27,700	Nissan Motor Co., Ltd.	198,241
2,700	Nissan Shatai Co., Ltd.	26,245
1,100	Nissha Co., Ltd.†	11,274
400	Nisshin Oillio Group, Ltd. (The)	11,186
2,700	Nisshinbo Holdings, Inc.	20,610
400	Nissin Foods Holdings Co., Ltd.	25,748
1,600	Nissin Kogyo Co., Ltd.	21,978
500	Nitori Holdings Co., Ltd.	66,225
1,300	Nitto Boseki Co., Ltd.	27,467
1,400	Nitto Denko Corp.	69,042
700	Nitto Kogyo Corp.	13,362
500	Noevir Holdings Co., Ltd.	27,315
700	NOF Corp.	26,068
1,100	Nojima Corp.	17,926
1,500	NOK Corp.	22,455
1,800	Nomura Co., Ltd.	22,455
9,400	Nomura Holdings, Inc.	33,079
1,100	Nomura Real Estate Holdings, Inc.	23,629
1,500	Nomura Research Institute, Ltd.	24,027
300	Noritake Co. Ltd/Nagoya Japan	12,563
700	Noritsu Koki Co., Ltd.	13,647
1,100	Noritz Corp.	13,151
7,800	North Pacific Bank, Ltd.	18,521
1,100	NSD Co., Ltd.	31,781
5,200	NSK, Ltd.	46,302
5,100	NTN Corp.	15,137
5,900	NTT Data Corp.	78,528
11,900	NTT DOCOMO, Inc.	277,315
6,000	Obayashi Corp.	59,046
300	Obic Co., Ltd.	33,947
2,100	Odakyu Electric Railway Co., Ltd.	51,363
1,100	Ogaki Kyoritsu Bank, Ltd. (The)	24,129
Shares		Value (Note 1)
	Japan (Continued)
12,000	Oji Holdings Corp.	$69,230
1,000	Okamura Corp.	9,971
4,600	Okasan Securities Group, Inc.	16,810
1,800	Oki Electric Industry Co., Ltd.	22,455
1,100	Okinawa Electric Power Co., Inc. (The)	16,896
500	OKUMA Corp.	25,646
700	Okumura Corp.	21,393
12,400	Olympus Corp.	137,554
2,400	Omron Corp.	125,103
3,700	Onward Holdings Co., Ltd.	20,385
600	Open House Co., Ltd.	24,542
400	Oracle Corp. Japan	29,198
8,100	Orient Corp.	8,640
400	Oriental Land Co., Ltd./Japan	49,492
15,600	ORIX Corp.	232,665
2,000	Osaka Gas Co., Ltd.	34,819
1,100	OSG Corp.	21,670
700	Otsuka Corp.	28,145
200	Otsuka Holdings Co., Ltd.	6,522
1,900	Outsourcing, Inc.	23,015
800	Pacific Industrial Co., Ltd.	11,479
900	Pacific Metals Co., Ltd.	18,573
900	Pan Pacific International Holdings Corp.	57,098
31,300	Panasonic Corp.	260,584
3,900	Penta-Ocean Construction Co., Ltd.	19,099
800	PeptiDream, Inc.*	40,885
1,300	Persol Holdings Co., Ltd.	30,518
1,000	Pigeon Corp.	40,208
1,100	Piolax, Inc.	19,191
2,500	Press Kogyo Co., Ltd.	11,316
1,600	Pressance Corp.	21,949
1,300	Qol Holdings Co., Ltd.	19,943
1,600	Raito Kogyo Co., Ltd.	20,405
8,000	Rakuten, Inc.	94,978
7,700	Recruit Holdings Co., Ltd.	256,679
900	Relo Group, Inc.	22,647
11,000	Renesas Electronics Corp.*	54,584
2,800	Rengo Co., Ltd.	22,464
4,900	Resona Holdings, Inc.	20,388
1,100	Resorttrust, Inc.	16,824
3,000	Ricoh Co., Ltd.	29,940
400	Ricoh Leasing Co., Ltd.	12,188

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	Japan (Continued)
400	Rinnai Corp.	$25,414
4,000	Riso Kyoiku Co., Ltd.	16,732
100	Rohm Co., Ltd.	6,715
900	Royal Holdings Co., Ltd.	22,213
500	Ryobi, Ltd.	9,428
200	Ryohin Keikaku Co., Ltd.	36,099
200	Ryosan Co., Ltd.	4,667
600	S Foods, Inc.	20,368
1,300	Saizeriya Co., Ltd.	28,203
1,300	Sakata INX Corp.	12,178
2,700	Sala Corp.†	14,500
1,800	SAMTY Co., Ltd.	27,364
2,100	San-Ai Oil Co., Ltd.	20,354
3,000	San-In Godo Bank, Ltd. (The)	19,200
1,200	Sangetsu Corp.	22,049
1,200	Sanken Electric Co., Ltd.	25,054
1,300	Sanki Engineering Co., Ltd.	15,048
600	Sankyo Co., Ltd.	21,704
500	Sankyu, Inc.	26,249
2,200	Santen Pharmaceutical Co., Ltd.	36,424
2,300	Sanwa Holdings Corp.	24,703
500	Sanyo Chemical Industries, Ltd.	26,341
300	Sanyo Denki Co., Ltd.	11,993
1,200	Sapporo Holdings, Ltd.	25,254
900	Sato Holdings Corp.	22,831
400	Sawai Pharmaceutical Co., Ltd.	21,593
1,000	SBI Holdings, Inc.	24,737
600	SCREEN Holdings Co., Ltd.	25,015
600	SCSK Corp.	29,495
1,000	Secom Co., Ltd.	86,018
3,000	Seibu Holdings, Inc.	49,974
1,000	Seikagaku Corp.	11,455
4,500	Seiko Epson Corp.	71,164
1,100	Seiko Holdings Corp.	22,364
1,600	Seino Holdings Co., Ltd.	21,296
1,400	Seiren Co., Ltd.	19,478
6,200	Sekisui Chemical Co., Ltd.	93,045
6,000	Sekisui House, Ltd.	98,808
8,500	Senshu Ikeda Holdings, Inc.	15,689
600	Seria Co., Ltd.†	13,852
5,900	Seven & I Holdings Co., Ltd.	199,631
7,000	Seven Bank, Ltd.	18,309
1,900	Sharp Corp.	20,830
1,000	Shiga Bank, Ltd. (The)	23,197
1,700	Shikoku Electric Power Co., Inc.	15,705
Shares		Value (Note 1)
	Japan (Continued)
900	Shima Seiki Manufacturing, Ltd.†	$26,379
600	Shimachu Co., Ltd.	13,941
1,000	Shimadzu Corp.	24,505
300	Shimamura Co., Ltd.	22,399
100	Shimano, Inc.	14,868
3,500	Shimizu Corp.	29,054
1,400	Shin-Etsu Chemical Co., Ltd.	130,307
3,100	Shin-Etsu Polymer Co., Ltd.	22,456
2,800	Shinko Electric Industries Co., Ltd.	23,685
1,800	Shinsei Bank, Ltd.	27,931
1,600	Shionogi & Co., Ltd.	92,143
600	Ship Healthcare Holdings, Inc.	25,878
2,600	Shiseido Co., Ltd.	195,841
2,200	Shizuoka Bank, Ltd. (The)	16,202
2,800	Shizuoka Gas Co., Ltd.	21,322
600	SHO-BOND Holdings Co., Ltd.	21,147
1,000	Showa Corp.	13,468
2,700	Showa Denko KK†	79,386
1,000	Siix Corp.†	11,798
2,200	Sinfonia Technology Co., Ltd.	25,139
3,900	SKY Perfect JSAT Holdings, Inc.	15,193
2,600	Skylark Holdings Co., Ltd.†	45,361
200	SMC Corp.	74,517
1,300	SMS Co., Ltd.	30,446
2,700	Sodick Co., Ltd.	23,290
15,400	SoftBank Group Corp.	737,754
500	Sohgo Security Services Co., Ltd.	23,049
7,800	Sojitz Corp.	25,032
1,400	Sompo Holdings, Inc.	54,031
10,500	Sony Corp.	550,053
1,100	Sony Financial Holdings, Inc.	26,404
800	Sotetsu Holdings, Inc.	22,030
800	Square Enix Holdings Co., Ltd.	25,599
400	Stanley Electric Co., Ltd.	9,824
1,600	Star Micronics Co., Ltd.	20,628
800	Starts Corp., Inc.	18,847
7,300	Subaru Corp.	177,329
3,200	SUMCO Corp.†	38,050
13,500	Sumitomo Chemical Co., Ltd.	62,607
3,800	Sumitomo Corp.	57,538
700	Sumitomo Dainippon Pharma Co., Ltd.	13,264
5,300	Sumitomo Electric Industries, Ltd.	69,534
1,600	Sumitomo Forestry Co., Ltd.	19,159

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	Japan (Continued)
1,700	Sumitomo Heavy Industries, Ltd.	$58,420
1,100	Sumitomo Metal Mining Co., Ltd.	32,842
3,600	Sumitomo Mitsui Construction Co., Ltd.	19,934
4,200	Sumitomo Mitsui Financial Group, Inc.	148,265
1,200	Sumitomo Mitsui Trust Holdings, Inc.	43,474
600	Sumitomo Osaka Cement Co., Ltd.	23,819
1,700	Sumitomo Realty & Development Co., Ltd.	60,674
3,700	Sumitomo Rubber Industries, Ltd.	42,760
400	Sumitomo Seika Chemicals Co., Ltd.	12,188
900	Sumitomo Warehouse Co., Ltd. (The)	11,478
2,600	Sun Frontier Fudousan Co., Ltd.	24,525
700	Sundrug Co., Ltd.	18,932
1,100	Suntory Beverage & Food, Ltd.	47,799
400	Sushiro Global Holdings, Ltd.	23,856
400	Suzuken Co., Ltd./Aichi Japan	23,448
3,200	Suzuki Motor Corp.	150,302
1,200	Sysmex Corp.	78,212
1,700	Systena Corp.	27,783
800	T Hasegawa Co., Ltd.	14,269
2,400	T&D Holdings, Inc.	26,033
700	Tachi-S Co., Ltd.	8,986
2,200	Tadano, Ltd.	22,915
1,800	Taiheiyo Cement Corp.	54,427
3,200	Taisei Corp.	116,199
2,000	Taiyo Yuden Co., Ltd.†	37,193
1,700	Takara Holdings, Inc.	17,770
1,600	Takashimaya Co., Ltd.	17,526
1,500	Takeda Pharmaceutical Co., Ltd.	53,188
1,200	Takeuchi Manufacturing Co., Ltd.	21,426
2,100	Tamura Corp.	11,044
2,100	TDK Corp.	162,445
600	TechnoPro Holdings, Inc.	31,832
4,200	Teijin, Ltd.	71,561
400	Tekken Corp.	11,082
4,200	Terumo Corp.	125,048
1,600	THK Co., Ltd.†	38,214
800	TIS, Inc.	40,736
2,100	Toagosei Co., Ltd.	22,049
Shares		Value (Note 1)
	Japan (Continued)
1,500	Tobu Railway Co., Ltd.	$43,686
2,200	Tocalo Co., Ltd.	16,039
3,500	Toda Corp.	19,348
200	Toei Co., Ltd.	27,788
500	Toho Gas Co., Ltd.	18,388
900	Toho Holdings Co., Ltd.	20,151
900	Toho Zinc Co., Ltd.	20,819
3,300	Tohoku Electric Power Co., Inc.	33,332
3,600	Tokai Carbon Co., Ltd.†	37,531
1,300	Tokai Rika Co., Ltd.	21,427
4,800	Tokai Tokyo Financial Holdings, Inc.	14,647
1,100	Tokio Marine Holdings, Inc.	55,084
1,100	Tokuyama Corp.	29,710
1,300	Tokyo Broadcasting System Holdings, Inc.	22,186
700	Tokyo Century Corp.	29,509
1,500	Tokyo Dome Corp.	14,177
9,100	Tokyo Electric Power Co. Holdings, Inc.*	47,435
1,100	Tokyo Electron, Ltd.	154,264
2,400	Tokyo Gas Co., Ltd.	56,486
1,400	Tokyo Kiraboshi Financial Group, Inc.	21,958
800	Tokyo Ohka Kogyo Co., Ltd.	24,969
2,700	Tokyo Tatemono Co., Ltd.†	29,976
1,700	Tokyu Construction Co., Ltd.	11,479
2,900	Tokyu Corp.	51,402
6,100	Tokyu Fudosan Holdings Corp.	33,664
5,300	TOMONY Holdings, Inc.	17,795
1,900	Tomy Co., Ltd.	22,081
1,500	Topcon Corp.	18,754
2,600	Toppan Forms Co., Ltd.	20,426
1,500	Toppan Printing Co., Ltd.	22,747
1,100	Topre Corp.	18,273
500	Topy Industries, Ltd.	11,719
16,200	Toray Industries, Inc.	123,091
1,200	Toridoll Holdings Corp.	22,906
1,300	Tosei Corp.	11,720
1,100	Toshiba Machine Co., Ltd.	25,221
900	Toshiba TEC Corp.	25,035
6,500	Tosoh Corp.	91,337
600	TOTO, Ltd.	23,679
900	Towa Pharmaceutical Co., Ltd.	22,839
3,100	Toyo Construction Co., Ltd.	12,105

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	Japan (Continued)
500	Toyo Ink SC Holdings Co., Ltd.	$10,792
1,000	Toyo Seikan Group Holdings, Ltd.	19,830
1,600	Toyo Tire Corp.	21,029
2,500	Toyobo Co., Ltd.	29,820
1,200	Toyoda Gosei Co., Ltd.	23,385
100	Toyota Industries Corp.	5,500
22,300	Toyota Motor Corp.	1,383,318
1,400	Toyota Tsusho Corp.	42,397
600	TPR Co., Ltd.	10,184
1,200	Trend Micro, Inc./Japan	53,481
800	TS Tech Co., Ltd.	21,763
600	Tsubakimoto Chain Co.	19,561
700	Tsumura & Co.	19,510
700	TV Asahi Holdings Corp.	11,284
1,000	UACJ Corp.	17,029
2,000	Ube Industries, Ltd.	41,441
900	Ulvac, Inc.	28,507
2,300	Unicharm Corp.	69,204
800	Unipres Corp.	13,134
1,100	United Super Markets Holdings, Inc.	9,621
1,100	Unizo Holdings Co., Ltd.	18,814
2,000	Ushio, Inc.	25,748
1,300	USS Co., Ltd.	25,598
400	V Technology Co., Ltd.	18,253
1,200	Valor Holdings Co., Ltd.	24,887
1,000	Valqua, Ltd.	20,980
1,400	Vital KSK Holdings, Inc.†	13,245
800	Wacoal Holdings Corp.	20,754
2,000	Wakita & Co., Ltd.	19,329
400	Welcia Holdings Co., Ltd.	16,269
1,000	West Japan Railway Co.	80,842
1,000	Xebio Holdings Co., Ltd.	11,362
19,800	Yahoo Japan Corp.	58,033
400	Yakult Honsha Co., Ltd.	23,559
4,400	Yamada Denki Co., Ltd.	19,467
2,100	Yamaguchi Financial Group, Inc.	14,336
900	Yamaha Corp.	42,740
5,600	Yamaha Motor Co., Ltd.†	99,467
2,400	Yamato Holdings Co., Ltd.	48,772
900	Yamato Kogyo Co., Ltd.	26,212
1,200	Yamazaki Baking Co., Ltd.	18,131
400	Yaoko Co., Ltd.	18,087
2,300	Yaskawa Electric Corp.	78,078
1,800	Yellow Hat, Ltd.	24,008
Shares		Value (Note 1)
	Japan (Continued)
1,800	Yokogawa Bridge Holdings Corp.	$28,966
1,200	Yokogawa Electric Corp.	23,507
2,500	Yokohama Reito Co., Ltd.†	23,141
2,100	Yokohama Rubber Co., Ltd. (The)†	38,566
700	Zenkoku Hosho Co., Ltd.	26,847
900	Zensho Holdings Co., Ltd.	18,281
2,300	Zeon Corp.	25,535
1,700	ZOZO, Inc.	31,835
		30,746,877
	Netherlands—2.0%
1,275	Aalberts NV	50,120
1,069	ABN AMRO Group NV, ADR CVA#	22,871
8,088	Aegon NV	40,264
1,266	Akzo Nobel NV	118,966
580	AMG Advanced Metallurgical Group NV†	18,005
576	Amsterdam Commodities NV	12,274
780	APERAM SA	22,023
2,059	Arcadis NV†	39,099
8,063	ArcelorMittal	144,275
802	ASM International NV	52,218
2,296	ASML Holding NV	479,705
2,293	ASR Nederland NV	93,240
1,008	BE Semiconductor Industries NV	25,950
1,770	Boskalis Westminster†	40,877
954	Coca Cola European Partners	53,101
900	Corbion NV	29,310
691	Flow Traders#	20,178
2,407	Fugro NV, ADR CVA*,†	20,697
490	GrandVision NV#	11,389
2,149	Heineken NV	239,818
531	IMCD NV	48,666
12,834	ING Groep NV	148,796
8,807	Koninklijke Ahold Delhaize NV	198,066
7,677	Koninklijke BAM Groep NV	34,115
1,175	Koninklijke DSM NV	145,233
54,875	Koninklijke KPN NV	168,476
2,981	Koninklijke Philips NV	129,435
899	Koninklijke Vopak NV	41,452
1,378	NN Group NV	55,469
665	OCI NV*	18,254
1,610	Randstad NV	88,424
3,730	SBM Offshore NV	72,019

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	Netherlands (Continued)
1,906	Signify NV#	$56,350
640	TKH Group NV, ADR	39,698
1,381	Tomtom NV*	15,898
9,584	Unilever NV CVA	583,695
388	Van Lanschot Kempen NV, ADR	8,806
3,490	Wolters Kluwer NV	254,062
		3,641,294
	New Zealand—0.1%
4,903	Air New Zealand, Ltd.	8,729
3,320	Auckland International Airport, Ltd.	21,969
6,638	Chorus, Ltd.	25,419
5,590	Contact Energy, Ltd.	30,043
2,488	Fisher & Paykel Healthcare Corp., Ltd.	25,841
6,258	Infratil, Ltd.	19,549
684	Restaurant Brands New aland, Ltd.*	4,296
5,933	SKYCITY Entertainment Group, Ltd.	15,106
3,942	Summerset Group Holdings, Ltd.	14,751
14,615	Telecom Corp. of New Zealand, Ltd.	39,273
4,896	Z Energy, Ltd.	20,787
		225,763
	Norway—0.6%
404	Adevinta ASA, Class B*	4,452
751	Aker BP ASA	21,534
4,348	Aker Solutions ASA*	17,778
11,411	B2Holding ASA	12,554
426	Bakkafrost P/F	23,771
1,580	Borregaard ASA	18,300
6,229	BW LPG, Ltd.*,#	30,406
5,362	BW Offshore, Ltd.*	32,654
4,966	DNB ASA	92,387
12,792	DNO ASA	23,168
12,646	Equinor ASA	249,719
4,440	Europris ASA#	13,762
1,329	FLEX LNG, Ltd.*	15,673
1,365	Gjensidige Forsikring ASA	27,491
2,876	Hoegh LNG Holdings, Ltd.	11,834
3,161	Mowi ASA*	73,907
13,327	Norsk Hydro ASA	47,650
Shares		Value (Note 1)
	Norway (Continued)
1,595	Norwegian Finans Holding ASA*	$11,593
5,133	Orkla ASA	45,539
10,139	PGS ASA*	15,814
397	Salmar ASA	17,261
2,544	Scatec Solar ASA#	25,424
404	Schibsted ASA, Class B	10,533
1,199	SpareBank 1 SR-Bank ASA	14,604
1,656	Stolt-Nielsen, Ltd.	20,150
2,911	Storebrand ASA	21,389
2,103	Subsea 7 SA	25,306
4,815	Telenor ASA	102,222
1,294	TGS NOPEC GeophysicalCo. ASA	36,285
888	Tomra Systems ASA	29,189
518	Yara International ASA	25,127
		1,117,476
	Portugal—0.1%
2,841	CTT-Correios de Portugal SA†	6,836
5,615	Galp Energia SGPS SA	86,355
3,085	Jeronimo Martins SGPS SA	49,690
5,953	Navigator Co. SA (The)	22,731
3,482	NOS SGPS SA	22,885
20,529	Sonae SGPS SA	19,830
		208,327
	Singapore—0.6%
35,700	Accordia Golf Trust	13,984
23,500	Ascendas India Trust	23,622
4,700	CapitaLand, Ltd.	12,262
62,200	CITIC Envirotech, Ltd.	14,021
3,400	City Developments, Ltd.	23,798
13,900	ComfortDelGro Corp., Ltd.	27,327
8,000	DBS Group Holdings, Ltd.	153,496
1,300	Haw Par Corp., Ltd.	13,567
1,600	Hongkong Land Holdings, Ltd.	10,304
4,800	Keppel Corp., Ltd.	23,628
57,577	Keppel Infrastructure Trust	21,490
19,925	Oversea-Chinese Banking Corp., Ltd.	167,882
3,200	SATS, Ltd.	12,346
10,100	Sembcorp Industries, Ltd.	17,990
18,500	Sembcorp Marine, Ltd.*,†	20,647
9,000	Singapore Airlines, Ltd.	61,663
4,000	Singapore Exchange, Ltd.	23,415
32,900	Singapore Post, Ltd.	23,101

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	Singapore (Continued)
13,100	Singapore Press Holdings, Ltd.	$23,625
8,200	Singapore Technologies Engineering, Ltd.	25,091
12,000	United Overseas Bank, Ltd.	231,752
2,400	UOL Group, Ltd.	13,392
1,800	Venture Corp., Ltd.	21,672
6,700	Wilmar International, Ltd.	18,322
15,000	Wing Tai Holdings, Ltd.	22,949
		1,021,346
	Spain—1.8%
229	Acciona SA†	24,581
2,154	Acerinox SA†	21,628
3,454	ACS Actividades de Construccion y Servicios SA	137,896
723	Aena SME SA#	143,296
3,239	Amadeus IT Group SA†	256,563
1,736	Applus Services SA	23,589
10,337	Banco Bilbao Vizcaya Argentaria SA	57,796
18,762	Banco de Sabadell SA	19,436
111,866	Banco Santander SA	519,051
6,635	Bankia SA	15,678
5,075	Bankinter SA	34,960
1,016	Bolsas y Mercados Espanoles SHMSF SA	24,862
13,771	CaixaBank SA	39,429
2,897	Cellnex Telecom SA*,#,†	107,193
796	Cia de Distribucion Integral Logista Holdings SA	18,030
861	CIE Automotive SA	24,927
535	Ebro Foods SA	11,449
3,909	Enagas SA†	104,322
1,943	Endesa SA†	49,954
4,660	Ercros SA	10,714
1,575	Euskaltel SA#	14,596
3,705	Faes Farma SA	17,463
1,106	Ferrovial SA	28,309
4,339	Global Dominion Access SA*,#	22,227
3,847	Grifols SA	113,735
364	Grupo Catalana Occidente SA	13,452
40,766	Iberdrola SA	406,348
1,575	Indra Sistemas SA*	15,921
6,499	Industria de Diseno Textil SA	195,466
21,228	Liberbank SA*	9,153
Shares		Value (Note 1)
	Spain (Continued)
7,728	Mapfre SA†	$22,593
1,460	Melia Hotels International SA	13,945
2,330	Naturgy Energy Group SA	64,196
2,459	Prosegur Cia de Seguridad SA	11,548
3,850	Red Electrica Corp. SA†	80,180
3,189	Repsol SA	49,987
9,222	Sacyr SA	22,357
41,030	Telefonica SA	336,897
3,839	Tubacex SA	12,092
8,173	Unicaja Banco SA#	7,296
157	Vidrala SA	14,782
582	Viscofan SA	30,482
1,480	Zardoya Otis SA	11,242
		3,159,621
	Sweden—1.7%
2,146	AAK AB	40,673
566	AddLife AB, Class B	17,676
1,041	AddNode Group AB	17,264
572	AddTech AB, Class B	17,370
1,023	AF Poyry AB, Class B†	23,157
1,926	Alfa Laval AB	42,020
933	Alimak Group AB#	14,327
5,483	Arjo AB, Class B	24,799
1,391	Assa Abloy AB, Class B	31,442
5,277	Atlas Copco AB, Class A	168,661
996	Atlas Copco AB, Class B	28,573
1,206	Axfood AB	23,864
1,079	Beijer Alma AB	14,362
2,259	Betsson AB*	13,817
1,218	Bilia AB	11,018
1,635	BillerudKorsnas AB	21,753
475	BioGaia AB, Class B	21,970
981	Biotage AB	11,504
2,318	Boliden AB	59,272
1,253	Bonava AB, Class B	15,733
1,482	Bravida Holding AB#	13,134
1,916	Bure Equity AB	32,683
1,751	Castellum AB	33,479
447	Catena AB	14,056
7,868	Cloetta AB, Class B	25,588
3,565	Dios Fastigheter AB	26,374
2,421	Dustin Group AB#,†	22,265
2,954	Electrolux AB, Series B	75,487
1,639	Elekta AB, Class B	23,774

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	Sweden (Continued)
5,178	Epiroc AB, Class A	$53,909
4,623	Essity AB, Class B	142,083
1,567	Fabege AB	23,582
2,158	Fagerhult AB	14,292
367	Fastighets AB Balder, Class B*	12,291
2,139	Getinge AB, Class B	33,699
1,098	Granges AB	12,581
1,286	Hemfosa Fastigheter AB	12,152
5,892	Hennes & Mauritz AB, Class B	104,920
950	Hexagon AB, Class B	52,747
1,573	Hexpol AB	12,815
3,175	Hoist Finance AB*,#	15,509
1,048	Holmen AB, Class B	22,357
690	Hufvudstaden AB, Class A	11,733
1,656	Humana AB	10,004
2,679	Husqvarna AB, Class B	25,059
588	ICA Gruppen AB	25,277
773	Indutrade AB	24,706
631	Intrum AB†	16,199
3,518	Inwido AB	24,379
1,080	JM AB†	24,831
1,219	KNOW IT AB	28,026
1,646	Kungsleden AB	13,578
1,742	Lagercrantz Group AB, Class B	24,875
1,567	Lindab International AB	18,022
981	Loomis AB, Class B	33,721
801	Lundin Petroleum AB†	24,834
2,179	Mekonomen AB*,†	18,150
755	Millicom International Cellular SA, ADR	42,481
1,742	Modern Times Group MTG AB*	19,509
3,284	New Wave Group AB, Class B	22,845
1,997	Nibe Industrier AB, Class B	29,236
3,170	Nobia AB	18,468
1,697	Nobina AB#	10,526
2,599	Nordic Waterproofing Holding AS#	23,482
2,782	Peab AB	23,772
1,578	Platzer Fastigheter Holding AB, Class B	14,614
4,394	Ratos AB, Class B	12,199
1,168	Recipharm AB, Class B*	14,263
5,625	Resurs Holding AB#	33,497
9,448	Sandvik AB	173,573
5,565	SAS AB*	7,419
Shares		Value (Note 1)
	Sweden (Continued)
2,495	Scandi Standard AB	$17,196
2,511	Scandic Hotels Group AB#	22,132
2,942	Securitas AB, Class B	51,609
11,213	Skandinaviska Enskilda Banken AB, Class A	103,748
1,322	Skanska AB, Class B	23,874
3,291	SKF AB, Class B	60,514
1,698	SkiStar AB	20,882
2,726	Svenska Cellulosa AB SCA, Class B	23,690
4,812	Svenska Handelsbanken AB, Class A	47,611
7,351	Swedbank AB, Class A	110,390
1,048	Swedish Match AB	44,240
987	Swedish Orphan Biovitrum AB*	19,010
3,409	Tele2 AB, Class B	49,743
3,317	Telefonaktiebolaget LM Ericsson, Class B	31,469
22,676	Telia Co. AB	100,705
1,377	Trelleborg AB, Class B	19,551
1,704	Volvo AB, Class A	26,993
9,905	Volvo AB, Class B	157,170
1,004	Wihlborgs Fastigheter AB	14,553
		3,113,390
	Switzerland—5.7%
10,661	ABB, Ltd., Registered	213,941
2,548	Adecco Group AG, Registered	153,110
2,917	Alcon, Inc.*	180,124
229	Allreal Holding AG, Registered*	39,410
137	ALSO Holding AG, Registered*	19,591
47	APG SGA SA	13,312
1,914	Arbonia AG*	25,332
14,351	Aryzta AG*,†	16,450
1,516	Ascom Holding AG, Registered	19,847
119	Autoneum Holding AG†	17,139
766	Baloise Holding AG, Registered	135,592
44	Banque Cantonale Vaudoise, Registered	34,255
13	Barry Callebaut AG, Registered	26,075
7	Belimo Holding AG, Registered	43,024
35	Bell Food Group AG, Registered*	9,698
76	Berner Kantonalbank AG	18,101
301	BKW AG	20,104
157	Bobst Group SA	11,620

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	Switzerland (Continued)
127	Bossard Holding AG, Registered	$19,749
149	Bucher Industries AG, Registered	51,346
137	Burkhalter Holding AG†	10,806
456	Cembra Money Bank AG	43,979
1	Chocoladefabriken Lindt & Spruengli AG, Registered	81,336
1,267	Cie Financiere Richemont SA, Registered	107,517
2,765	Clariant AG, Registered*	56,209
205	Coltene Holding AG, Registered*	18,606
28	Conzzeta AG	23,749
3,661	Credit Suisse Group AG, Registered*	43,897
514	DKSH Holding AG	30,118
66	dormakaba Holding AG*	47,833
224	Dufry AG, Registered*	18,972
1,608	EFG International AG*	11,135
15	Emmi AG, Registered	14,029
41	EMS-Chemie Holding AG, Registered	26,607
336	Flughafen Zurich AG, Registered	63,262
20	Forbo Holding AG, Registered	35,321
5,107	GAM Holding AG*	23,605
349	Geberit AG, Registered	163,024
50	Georg Fischer AG	47,787
65	Givaudan SA, Registered	183,507
566	Helvetia Holding AG	71,025
136	Hiag Immobilien Holding AG*	16,300
36	Inficon Holding AG, Registered	21,961
1,729	Julius Baer Group, Ltd.*	76,974
223	Kardex AG, Registered*	38,926
90	Komax Holding AG, Registered†	20,006
427	Kuehne + Nagel International AG, Registered	63,381
2,019	LafargeHolcim, Ltd., Registered*	98,592
1,247	Logitech International SA, Registered*	49,831
667	Logitech International SA, Registered†	26,520
742	Lonza Group AG, Registered*	250,374
63	Luzerner Kantonalbank AG, Registered	28,460
150	Mobimo Holding AG, Registered*	39,874
1,480	Mobimo Holding AG, Registered*	15,115
Shares		Value (Note 1)
	Switzerland (Continued)
22,264	Nestle SA, Registered	$2,304,855
13,215	Novartis AG, Registered	1,207,517
3,595	OC Oerlikon Corp. AG, Registered*	43,897
153	Panalpina Welttransport Holding AG, Registered*	35,233
156	Partners Group Holding AG	122,569
786	PSP Swiss Property AG, Registered	91,869
78	Rieter Holding AG	11,873
201	Roche Holding AG	56,334
4,932	Roche Holding AG	1,387,599
140	Schindler Holding AG, Registered	30,576
25	Schweiter Technologies AG	23,535
123	SFS Group AG*	10,471
50	SGS SA, Registered	127,382
97	Siegfried Holding AG, Registered*	33,784
1,310	Sika AG, Registered	223,567
324	Sonova Holding AG, Registered	73,615
47	St Galler Kantonalbank AG, Registered	21,184
79	Straumann Holding AG, Registered	69,710
346	Sulzer AG, Registered	37,818
681	Sunrise Communications Group AG*,#,†	50,820
76	Swatch Group AG (The)	21,760
384	Swatch Group AG (The), Registered	20,789
151	Swiss Life Holding AG, Registered*	74,835
1,182	Swiss Prime Site AG, Registered*	103,222
1,421	Swiss Re AG	144,458
379	Swisscom AG, Registered†	190,277
247	Swissquote Group Holding SA, Registered†	10,516
493	Temenos AG, Registered*	88,202
276	u-blox Holding AG*	23,438
10,729	UBS Group AG, Registered*	127,491
94	Valora Holding AG, Registered*,†	23,929
228	VAT Group AG*,#	28,085
8	Vetropack Holding AG	17,005
451	Vifor Pharma AG†	65,164
706	Vontobel Holding AG, Registered	39,270

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	Switzerland (Continued)
77	VP Bank AG, Registered	$12,447
593	Zehnder Group AG	21,595
1,165	Zurich Insurance Group AG	405,638
		10,318,787
	United Kingdom—11.8%
9,130	3i Group Plc	129,106
8,647	Acacia Mining Plc*	19,470
1,677	Admiral Group Plc	47,024
3,921	Aggreko Plc	39,338
12,432	Alliance Pharma Plc	10,736
12,069	Anglo American Plc†	344,015
5,917	Anglo Pacific Group Plc	15,555
2,109	Antofagasta Plc	24,898
4,535	Ascential Plc#	20,514
2,310	Ashmore Group Plc†	14,947
6,474	Ashtead Group Plc	185,316
1,721	Associated British Foods Plc	53,831
7,627	AstraZeneca Plc	623,578
2,395	AstraZeneca Plc, SP ADR	98,866
12,101	Auto Trader Group Plc#	84,184
28,447	Aviva Plc	150,466
835	Avon Rubber Plc	14,464
18,848	B&M European Value Retail SA	79,779
5,299	Babcock International Group Plc†	30,834
19,453	BAE Systems Plc	122,385
12,620	Balfour Beatty Plc	38,785
617	Bank of Georgia Group Plc	11,738
81,962	Barclays Plc	155,923
7,150	Barratt Developments Plc	51,993
6,492	BBA Aviation Plc	23,266
4,138	BCA Marketplace Plc	12,770
3,269	Beazley Plc	22,895
3,131	Bellway Plc	110,737
2,008	Berkeley Group Holdings Plc	95,143
13,667	BHP Group Plc	349,731
4,891	Biffa Plc#	12,795
1,176	Bodycote Plc	12,343
8,370	boohoo Group Plc*	22,503
4,425	Bovis Homes Group Plc	58,050
212,630	BP Plc	1,481,381
8,187	Brewin Dolphin Holdings Plc	31,794
8,878	British American Tobacco Plc	309,939
4,032	Britvic Plc	45,495
82,890	BT Group Plc	206,806
Shares		Value (Note 1)
	United Kingdom (Continued)
3,731	Bunzl Plc	$98,412
3,700	Burberry Group Plc	87,492
3,052	Burford Capital, Ltd.	60,076
6,186	Cairn Energy Plc*	13,599
7,063	Capital & Counties Properties Plc	19,428
7,460	Card Factory Plc	16,664
993	Carnival Plc	43,872
21,596	Centamin Plc	31,375
6,675	Central Asia Metals Plc	18,141
77,567	Centrica Plc	86,469
2,609	Chesnara Plc	10,950
11,045	Cineworld Group Plc†	35,543
577	Clarkson Plc	18,392
2,800	Close Brothers Group Plc	50,280
25,655	Cobham Plc*	34,715
1,999	Coca-Cola HBC AG*	75,448
11,710	Compass Group Plc	280,618
865	Computacenter Plc	14,632
23,615	ConvaTec Group Plc#	43,725
3,254	Countryside Properties Plc#	12,331
612	Cranswick Plc	20,099
2,507	Crest Nicholson Holdings plc	11,366
1,039	Croda International Plc	67,557
13,688	CYBG Plc	33,428
1,316	Daily Mail & General Trust Plc	13,052
1,084	Dart Group Plc	11,495
1,058	DCC Plc	94,321
2,049	De La Rue Plc	7,936
5,029	Devro Plc	13,220
6,669	DFS Furniture Plc	21,512
12,494	Diageo Plc	536,931
2,860	Diploma Plc	55,643
26,929	Direct Line Insurance Group Plc	113,471
8,128	Diversified Gas & Oil Plc	11,458
21,706	Dixons Carphone Plc	30,170
6,832	Drax Group Plc	22,576
1,548	easyJet Plc	18,739
4,549	EI Group Plc*	11,358
6,486	Eland Oil & Gas Plc*	9,720
9,500	Electrocomponents Plc	76,344
13,055	Elementis Plc	23,460
1,355	EMIS Group Plc	20,925
70,446	EnQuest Plc*	17,669
5,538	Entertainment One, Ltd.	27,921
4,422	Equiniti Group Plc#	12,343

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	United Kingdom (Continued)
489	Euromoney Institutional Investor Plc	$8,085
3,432	Evraz Plc	28,993
7,845	Experian Plc	237,512
3,093	Ferguson Plc*	219,965
1,881	Fevertree Drinks Plc	55,372
31,137	Firstgroup Plc*	38,653
9,131	G4S Plc	24,120
1,293	Galliford Try Plc	10,353
642	Games Workshop Group Plc	40,488
26,092	GlaxoSmithKline Plc	522,415
4,280	GlaxoSmithKline Plc, SP ADR	171,286
93,522	Glencore Plc*	324,653
1,404	Go-Ahead Group Plc (The)	35,161
1,480	Grafton Group Plc	15,149
3,970	Grainger Plc	12,382
795	Greencore Group Plc	2,211
5,637	Greene King Plc	44,241
2,521	Greggs Plc	73,571
9,789	Gulf Keystone Petroleum, Ltd.*	28,033
2,921	GVC Holdings Plc	24,179
4,549	Gym Group Plc (The)#	14,154
6,271	Halfords Group Plc	17,887
4,048	Halma Plc	103,843
2,848	Hargreaves Lansdown Plc	69,407
25,710	Hays Plc	51,294
1,995	Headlam Group Plc	12,161
3,050	Helical Plc	14,273
11,962	Highland Gold Mining, Ltd.	30,990
1,984	Hikma Pharmaceuticals Plc	43,387
734	Hill & Smith Holdings Plc	10,915
916	Hilton Food Group Plc	11,260
1,266	Hiscox, Ltd.	27,203
3,986	Hollywood Bowl Group Plc	11,339
4,561	HomeServe Plc	68,754
14,041	Howden Joinery Group Plc	90,405
61,234	HSBC Holdings Plc	510,832
3,532	Hunting Plc	22,898
4,879	Ibstock Plc#	15,056
1,762	IG Group Holdings Plc	13,072
5,710	IMI Plc	75,270
8,898	Imperial Brands Plc	208,689
3,234	Inchcape Plc	25,299
3,716	Informa Plc	39,405
1,175	InterContinental Hotels Group Plc	77,176
Shares		Value (Note 1)
	United Kingdom (Continued)
390	InterContinental Hotels Group Plc, ADR†	$26,083
1,391	Intermediate Capital Group Plc	24,395
10,061	International Consolidated Airlines Group SA	60,933
4,161	International Personal Finance Plc	6,341
1,524	Intertek Group Plc	106,486
8,515	Investec Plc	55,258
7,770	IP Group Plc*	7,361
52,819	ITV Plc	72,444
4,101	IWG Plc	17,733
2,074	J D Wetherspoon Plc	37,612
11,978	J Sainsbury Plc	29,807
485	James Fisher & Sons Plc	11,813
7,633	JD Sports Fashion Plc	56,843
8,054	John Laing Group Plc#	40,279
1,637	John Menzies Plc	9,438
10,403	John Wood Group Plc	59,715
2,379	Johnson Matthey Plc	100,576
7,194	Johnson Service Group Plc	13,613
928	JPJ Group Plc*	8,721
2,812	Jupiter Fund Management Plc	15,088
2,888	Just Eat Plc*	22,923
30,973	Just Group Plc*	22,145
2,164	Kainos Group Plc	17,918
1,556	Keller Group Plc	12,133
32,972	Kingfisher Plc	89,985
1,402	Lancashire Holdings, Ltd.	12,259
63,390	Legal & General Group Plc	216,953
430,679	Lloyds Banking Group Plc	309,514
2,044	London Stock Exchange Group Plc	142,404
26,048	Man Group PLC/Jersey	51,538
28,984	Marks & Spencer Group Plc	77,555
1,885	Marshalls Plc	16,338
18,395	Marston's Plc	27,262
8,666	McCarthy & Stone Plc#	15,033
3,805	Mears Group Plc	12,709
2,737	Mediclinic International Plc	10,598
7,048	Meggitt Plc	46,901
22,767	Melrose Industries Plc	52,289
8,437	Merlin Entertainments Plc#	48,119
2,240	Micro Focus International Common Stock Gbp.1	58,714
5,825	Mitchells & Butlers Plc*	21,194

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	United Kingdom (Continued)
7,524	Mitie Group Plc	$13,979
150	MJ Gleeson Plc	1,387
4,012	Mondi Plc	91,201
5,751	Moneysupermarket.com Group Plc	30,112
7,506	Morgan Advanced Materials Plc	26,500
1,378	Morgan Sindall Group Plc	21,665
6,750	National Express Group Plc	34,409
2,871	National Grid Plc	30,473
1,154	Next Plc	80,985
537	NMC Health Plc†	16,388
3,003	Northgate Plc	13,252
4,680	On the Beach Group Plc#	28,338
2,487	OneSavings Bank Plc	11,452
1,080	Oxford Instruments Plc	17,693
8,188	Pagegroup Plc	53,344
5,714	Paragon Banking Group Plc	31,841
1,213	PayPoint Plc	14,942
3,815	Pearson Plc†	39,699
41,805	Pendragon Plc	8,643
6,124	Pennon Group Plc	57,769
3,326	Persimmon Plc	84,350
3,779	Petrofac, Ltd.	20,636
14,508	Pets at Home Group Plc	34,472
11,392	Photo-Me International Plc	13,946
1,840	Playtech Plc	9,968
2,857	Polypipe Group plc	16,124
12,985	Premier Oil Plc*,†	12,681
9,625	Prudential Plc	209,751
37,344	Quilter Plc#	66,575
351	Rathbone Brothers Plc	9,896
2,486	Reckitt Benckiser Group Plc	196,182
2,345	Redrow Plc	16,200
10,683	RELX Plc	259,059
3,910	RELX Plc, SP ADR†	95,443
2,776	Renew Holdings Plc	14,630
214	Renishaw Plc	11,572
18,010	Rentokil Initial Plc	90,915
10,927	Rightmove Plc	74,199
7,931	Rio Tinto Plc	491,562
13,976	Rolls-Royce Holdings Plc*	149,161
13,857	Rotork Plc	55,714
8,261	Royal Bank of Scotland Group Plc	23,059
8,858	Royal Dutch Shell Plc, ADR, Class B	582,325
Shares		Value (Note 1)
	United Kingdom (Continued)
37,262	Royal Dutch Shell Plc, Class A	$1,217,329
10,328	Royal Dutch Shell Plc, Class B	338,525
9,433	Royal Mail Plc	25,384
4,095	RSA Insurance Group Plc	29,996
14,231	Saga Plc	7,189
13,980	Sage Group Plc (The)	142,457
2,391	Savills Plc	27,237
1,179	Schroders Plc	45,667
11,630	Severfield Plc	10,161
2,767	Severn Trent Plc	71,966
7,442	SIG Plc	12,258
7,497	Smith & Nephew Plc	162,330
2,377	Smiths Group Plc	47,242
1,795	Spectris Plc	65,606
12,936	Speedy Hire Plc	10,350
734	Spirax-Sarco Engineering Plc	85,617
10,386	Spirent Communications Plc	20,154
5,744	Sports Direct International Plc*	20,148
15,667	SSE Plc	223,236
8,123	SSP Group Plc	70,766
4,807	St James's Place Plc	67,029
5,772	Stagecoach Group Plc	9,302
20,666	Standard Chartered Plc	187,440
7,141	Standard Life Aberdeen Plc	26,716
4,177	SThree Plc	15,118
6,120	Stobart Group, Ltd.	8,611
7,781	Stock Spirits Group Plc	21,789
2,283	Synthomer Plc	10,826
6,411	Tate & Lyle Plc	60,118
65,697	Taylor Wimpey Plc	131,614
978	Telecom Plus Plc	17,512
40,356	Tesco Plc	116,184
9,102	TP ICAP Plc	34,631
5,006	Travis Perkins Plc	81,025
1,888	TUI AG	18,520
34,561	Tullow Oil Plc*	91,951
7,733	U & I Group Plc	13,376
632	Ultra Electronics Holdings Plc	13,243
8,051	Unilever Plc	500,431
8,857	United Utilities Group Plc	88,049
2,533	Urban & Civic Plc	10,648
22,594	Vectura Group Plc*	24,777
5,245	Vesuvius Plc	36,502
1,157	Victrex Plc	31,796
386	Vitec Group Plc (The)	5,588

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	United Kingdom (Continued)
207,108	Vodafone Group Plc	$340,133
6,400	Volution Group Plc	14,630
5,138	Watkin Jones Plc	13,442
2,286	Weir Group Plc (The)	44,897
1,764	WH Smith Plc	44,132
1,204	Whitbread Plc	70,778
28,949	WM Morrison Supermarkets Plc	74,042
15,314	WPP Plc	192,574
		21,238,617
	TOTAL COMMON STOCKS (Cost $120,840,768)	130,155,314
Shares		Value (Note 1)
	AFFILIATED INVESTMENT COMPANY—25.3%
	United States—25.3%
2,175,509	DFA Emerging Markets Core Equity Portfolio (Cost $41,944,489)	$45,533,414
		Expiration Date
	RIGHTS—0.0%
	Spain—0.0%
3,940	Repsol SA (Cost $2,234)	07/09/2019	2,185
9,222	Sacyr SA (Cost $558)	07/05/2019	552
3,454	ACS Actividades de Construccion y Servicios SA (Cost $5,695)	07/11/2019	5,420
	TOTAL RIGHTS (Cost $8,487)		8,157
	PREFERRED STOCKS—0.5%
	Germany—0.5%
462	Bayerische Motoren Werke AG, 6.32%		28,684
387	Draegerwerk AG & Co. KGaA, 1.07%		24,379
1,051	FUCHS PETROLUB SE, 2.41%		41,326
963	Henkel AG & Co. KGaA, 2.10%		94,194
949	Jungheinrich AG, 1.68%		29,244
717	Porsche Automobil Holding SE, 2.99%		46,586
422	Sartorius AG, 0.39%		86,518
252	Sixt SE, 6.58%		18,368
173	STO SE & Co. KGaA, 4.86%		19,377
3,099	Volkswagen AG, 3.19%		522,308
	TOTAL PREFERRED STOCKS (Cost $896,743)		910,984

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Yield	Value (Note 1)
	SHORT-TERM INVESTMENTS—2.9%
5,274,666	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $5,274,666)††	2.396%	$5,274,666
	TOTAL INVESTMENTS, AT VALUE—101.0% (Cost $168,965,153)		181,882,535
	Liabilities in Excess of Other Assets—(1.0)%		(1,772,806)
	NET ASSETS—100.0%		$180,109,729

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*  Non-income producing security

†  Denotes all or a portion of security on loan. As of June 30, 2019, the market value of the securities on loan was $5,041,183 (Note 1)

#  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers

††  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

At June 30, 2019, industry diversification of the M International Equity Fund's investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Mutual Funds	25.2%
Banks	6.3%
Oil, Gas and Consumable Fuels	5.1%
Pharmaceuticals	3.6%
Insurance	3.1%
Metals and Mining	3.1%
Automobiles	2.8%
Chemicals	2.8%
Food Products	2.5%
Machinery	2.5%
Diversified Telecommunication Services	1.8%
Capital Markets	1.7%
Real Estate Management and Development	1.6%
Electronic Equipment, Instruments & Components	1.5%
Auto Components	1.4%
Textiles, Apparel and Luxury Goods	1.4%
Beverages	1.3%
Electric Utilities	1.3%
Hotels, Restaurants & Leisure	1.3%
Household Durables	1.3%
Professional Services	1.3%
Road and Rail	1.3%
Construction and Engineering	1.2%
Food and Staples Retailing	1.2%
Health Care Equipment and Supplies	1.1%
Personal Products	1.1%
Trading Companies and Distributors	1.1%
Wireless Telecommunication Services	1.1%
Electrical Equipment	1.0%
IT Services	1.0%
Specialty Retail	1.0%
Aerospace & Defense	0.9%
Media	0.9%
Semiconductors and Semiconductor Equipment	0.9%
Building Products	0.8%
Commercial Services & Supplies	0.8%
Software	0.8%
Multi-Utilities	0.6%
Health Care Providers and Services	0.5%
Industrial Conglomerates	0.5%
Multiline Retail	0.5%
Biotechnology	0.4%

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Summary of Industry Classifications	Percentage of Net Assets
Construction Materials	0.4%
Diversified Financial Services	0.4%
Paper and Forest Products	0.4%
Technology Hardware, Storage & Peripherals	0.4%
Tobacco	0.4%
Air Freight and Logistics	0.3%
Airlines	0.3%
Containers and Packaging	0.3%
Energy Equipment and Services	0.3%
Entertainment	0.3%
Gas Utilities	0.3%
Household Products	0.3%
Life Sciences Tools and Services	0.3%
Transportation Infrastructure	0.3%
Consumer Finance	0.2%
Independent Power and Renewable Electricity Producers	0.2%
Interactive Media & Services	0.2%
Internet and Catalog Retail	0.2%
Leisure Equipment and Products	0.2%
Marine	0.2%
Communications Equipment	0.1%
Distributors	0.1%
Health Care Technology	0.1%
Thrifts and Mortgage Finance	0.1%
Water Utilities	0.1%
Diversified Consumer Services	0.1%
Short-Term Investments	2.9%
Total	101.0%

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Shares		Value (Note 1)
	COMMON STOCKS—99.2%
	Beverages—4.7%
146,700	Monster Beverage Corp.*	$9,363,861
	Biotechnology—1.0%
24,300	Neurocrine Biosciences, Inc.*	2,051,649
	Capital Markets—2.1%
17,400	MSCI, Inc.	4,154,946
	Health Care Equipment and Supplies—6.5%
66,150	Abbott Laboratories	5,563,215
29,425	Becton, Dickinson & Co.	7,415,394
		12,978,609
	Hotels, Restaurants & Leisure—2.2%
36,900	Royal Caribbean Cruises, Ltd.	4,472,649
	Interactive Media & Services—16.6%
10,600	Alphabet, Inc., Class A*	11,477,680
59,000	Facebook, Inc., Class A*	11,387,000
229,000	Tencent Holdings, Ltd., ADR	10,364,540
		33,229,220
	Internet and Catalog Retail—13.5%
74,400	Alibaba Group Holding, Ltd., SP ADR*	12,607,080
4,955	Amazon.com, Inc.*	9,382,937
2,700	Booking Holdings, Inc.*	5,061,717
		27,051,734
	IT Services—19.7%
56,365	Automatic Data Processing, Inc.	9,318,825
19,700	EPAM Systems, Inc.*	3,410,070
27,675	Global Payments, Inc.	4,431,598
86,000	PayPal Holdings, Inc.*	9,843,560
71,500	Visa, Inc., Class A	12,408,825
		39,412,878
	Life Sciences Tools and Services—3.0%
20,625	Thermo Fisher Scientific, Inc.	6,057,150
	Media—1.9%
695,700	Sirius XM Holdings, Inc.†	3,882,006
Shares		Value (Note 1)
	Pharmaceuticals—6.9%
177,300	Elanco Animal Health, Inc.*	$5,992,740
69,800	Zoetis, Inc.	7,921,602
		13,914,342
	Software—19.3%
50,350	Adobe, Inc.*	14,835,628
20,500	Intuit, Inc.	5,357,265
97,164	Microsoft Corp.	13,016,089
26,750	Palo Alto Networks, Inc.*	5,450,580
		38,659,562
	Specialty Retail—1.8%
20,800	Burlington Stores, Inc.*	3,539,120
	TOTAL COMMON STOCKS (Cost $123,080,934)	198,767,726
The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Yield	Value (Note 1)
	SHORT-TERM INVESTMENTS—1.7%
3,400,234	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $3,400,234)††	2.396%	$3,400,234
	TOTAL INVESTMENTS, AT VALUE—100.9% (Cost $126,481,168)		202,167,960
	Liabilities in Excess of Other Assets—(0.9)%		(1,840,569)
	NET ASSETS—100.0%		$200,327,391

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*  Non-income producing security

†  Denotes all or a portion of security on loan. As of June 30, 2019, the market value of the securities on loan was $3,299,705 (Note 1)

††  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

At June 30, 2019, industry sector diversification of the M Large Cap Growth Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	38.9%
Communication Services	18.5%
Consumer Discretionary	17.5%
Health Care	17.5%
Consumer Staples	4.7%
Financials	2.1%
Short-Term Investments	1.7%
Total	100.9%

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Shares		Value (Note 1)
	COMMON STOCKS—98.5%
	Aerospace & Defense—0.3%
20,382	Kratos Defense & Security Solutions, Inc.*	$466,544
	Airlines—9.0%
10,868	Alaska Air Group, Inc.	694,574
83,228	American Airlines Group, Inc.	2,714,065
71,943	Azul SA, ADR*	2,405,774
238,658	Controladora Vuela Cia de Aviacion SAB de CV, ADR*	2,238,612
11,859	Hawaiian Holdings, Inc.	325,292
73,236	JetBlue Airways Corp.*	1,354,134
79,553	Mesa Air Group, Inc.*	727,114
65,616	United Continental Holdings, Inc.*	5,744,681
		16,204,246
	Auto Components—2.1%
21,311	BorgWarner, Inc.	894,636
92,014	Dana, Inc.	1,834,759
34,009	Modine Manufacturing Co.*	486,669
15,624	Stoneridge, Inc.*	492,937
		3,709,001
	Banks—3.5%
125,831	First BanCorp/Puerto Rico	1,389,174
54,175	First Horizon National Corp.	808,833
10,455	IBERIABANK Corp.	793,012
27,210	Popular, Inc.	1,475,870
14,935	Texas Capital Bancshares, Inc.*	916,561
17,878	Webster Financial Corp.	854,032
		6,237,482
	Biotechnology—1.1%
60,307	Myriad Genetics, Inc.*	1,675,329
26,194	Sangamo Therapeutics, Inc.*	282,109
		1,957,438
	Building Products—1.1%
27,224	Trex Co., Inc.*	1,951,961
	Capital Markets—2.6%
34,408	Artisan Partners Asset Management, Inc., Class A	946,908
30,595	Greenhill & Co., Inc.	415,786
23,837	LPL Financial Holdings, Inc.	1,944,384
Shares		Value (Note 1)
	Capital Markets (Continued)
15,693	Raymond James Financial, Inc.	$1,326,843
		4,633,921
	Chemicals—3.4%
11,379	Albemarle Corp.	801,195
31,743	FMC Corp.	2,633,082
54,881	Kraton Corp.*	1,705,153
80,669	Tronox Holdings Plc Class A*	1,030,950
		6,170,380
	Commercial Services & Supplies—1.6%
58,024	Aqua Metals, Inc.*,†	96,900
71,252	Covanta Holding Corp.	1,276,124
94,058	Interface, Inc.	1,441,909
		2,814,933
	Communications Equipment—0.7%
26,460	Acacia Communications, Inc.*	1,247,854
	Construction and Engineering—3.7%
17,319	Granite Construction, Inc.	834,429
50,333	MasTec, Inc.*	2,593,660
240,001	Tutor Perini Corp.*	3,328,814
		6,756,903
	Construction Materials—1.2%
7,764	Eagle Materials, Inc.	719,723
52,377	Forterra, Inc.*,†	260,313
5,091	Martin Marietta Materials, Inc.	1,171,490
		2,151,526
	Consumer Finance—1.1%
25,687	Green Dot Corp., Class A*	1,256,094
27,226	PRA Group, Inc.*	766,140
		2,022,234
	Containers and Packaging—0.5%
70,133	Graphic Packaging Holding Co.	980,459
	Diversified Consumer Services—1.0%
99,305	Career Education Corp.*	1,893,746

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	Diversified Financial Services—0.5%
47,219	Jefferies Financial Group, Inc.	$908,021
	Diversified Telecommunication Services—1.7%
51,108	Cogent Communications Holdings, Inc.	3,033,771
	Electrical Equipment—0.5%
14,481	Encore Wire Corp.	848,297
	Electronic Equipment, Instruments & Components—4.3%
15,234	Fabrinet*	756,673
114,209	Flex, Ltd.*	1,092,980
29,899	Itron, Inc.*	1,870,781
56,724	Jabil, Inc.	1,792,478
12,579	Rogers Corp.*	2,170,884
		7,683,796
	Energy Equipment and Services—1.9%
8,805	Dril-Quip, Inc.*	422,640
52,821	Ensco Rowan plc, Class A†	450,563
159,294	Noble Corp. Plc*	297,880
27,752	TechnipFMC Plc	719,887
235,872	Transocean, Ltd.*	1,511,939
		3,402,909
	Entertainment—0.5%
362,529	Global Eagle Entertainment, Inc.*,†	235,644
63,058	Lions Gate Entertainment Corp., Class B	732,103
		967,747
	Equity Real Estate Investment Trusts (REITs)—0.8%
56,935	Corporate Office Properties Trust, REIT	1,501,376
	Food Products—0.5%
44,688	Darling Ingredients, Inc.*	888,844
	Health Care Equipment and Supplies—10.5%
40,986	Cardiovascular Systems, Inc.*	1,759,529
10,926	Cooper Cos., Inc. (The)	3,680,860
16,681	Dexcom, Inc.*	2,499,481
Shares		Value (Note 1)
	Health Care Equipment and Supplies (Continued)
12,262	Edwards Lifesciences Corp.*	$2,265,282
41,134	Insulet Corp.*	4,910,577
14,358	IntriCon Corp.*	335,403
4,167	Neuronetics, Inc.*	52,129
8,225	STERIS Plc*	1,224,538
34,640	Tandem Diabetes Care, Inc.*	2,234,973
		18,962,772
	Health Care Providers and Services—1.1%
43,572	Acadia Healthcare Co., Inc.*,†	1,522,841
68,240	Diplomat Pharmacy, Inc.*	415,582
		1,938,423
	Hotels, Restaurants & Leisure—1.1%
21,504	Eldorado Resorts, Inc.*	990,689
12,667	Planet Fitness, Inc., Class A*	917,598
		1,908,287
	Household Durables—1.7%
27,710	Century Communities, Inc.*	736,532
13,497	LGI Homes, Inc.*	964,091
32,758	Universal Electronics, Inc.*	1,343,733
		3,044,356
	Insurance—1.6%
6,207	Everest Re Group, Ltd.	1,534,246
21,465	W. R. Berkley Corp.	1,415,188
		2,949,434
	IT Services—5.2%
8,834	Alliance Data Systems Corp.	1,237,908
172,410	Brightcove, Inc.*	1,780,995
11,019	Euronet Worldwide, Inc.*	1,853,837
11,009	Global Payments, Inc.	1,762,871
111,183	KBR, Inc.	2,772,904
		9,408,515
	Leisure Equipment and Products—0.8%
158,478	Vista Outdoor, Inc.*	1,407,285
	Life Sciences Tools and Services—0.7%
31,790	QIAGEN NV*	1,289,085

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	Machinery—1.4%
79,339	Meritor, Inc.*	$1,923,971
4,517	WABCO Holdings, Inc.*	598,954
		2,522,925
	Marine—0.5%
12,648	Kirby Corp.*	999,192
	Media—0.7%
51,205	Cardlytics, Inc.*	1,330,306
	Metals and Mining—4.9%
26,162	Agnico-Eagle Mines, Ltd.	1,340,541
150,844	Allegheny Technologies, Inc.*	3,801,269
8,301	Carpenter Technology Corp.	398,282
13,156	Compass Minerals International, Inc.	722,922
237,566	Ferroglobe Plc	403,862
265,265	Ferroglobe Plc—ENT	—
164,353	Pan American Silver Corp.	2,121,797
		8,788,673
	Oil, Gas and Consumable Fuels—4.5%
140,562	Centennial Resource Development, Inc., Class A*	1,066,866
134,323	Euronav NV*	1,268,009
98,437	GasLog, Ltd.	1,417,493
27,093	Golar LNG, Ltd.	500,679
121,987	Navigator Holdings, Ltd.*	1,141,798
53,903	Noble Energy, Inc.	1,207,427
27,718	PDC Energy, Inc.*	999,511
36,969	SM Energy Co.	462,852
		8,064,635
	Pharmaceuticals—1.8%
21,054	Aerie Pharmaceuticals, Inc.*	622,146
49,228	Amneal Pharmaceuticals, Inc.*	352,965
11,923	Nektar Therapeutics*	424,220
20,130	Pacira BioSciences, Inc.*	875,454
370,756	TherapeuticsMD, Inc.*,†	963,965
		3,238,750
	Road and Rail—0.6%
33,874	Knight-Swift Transportation Holdings, Inc.	1,112,422
Shares		Value (Note 1)
	Semiconductors and Semiconductor Equipment—9.6%
21,810	Advanced Micro Devices, Inc.*	$662,370
25,082	Cree, Inc.*	1,409,107
23,129	Cypress Semiconductor Corp.	514,389
25,781	Inphi Corp.*	1,291,628
66,358	MACOM Technology Solutions Holdings, Inc.*	1,003,996
28,838	Marvell Technology Group, Ltd.	688,363
11,895	Maxim Integrated Products, Inc.	711,559
20,586	Monolithic Power Systems, Inc.	2,795,167
29,462	Qorvo, Inc.*	1,962,464
40,166	Semtech Corp.*	1,929,976
7,471	Silicon Laboratories, Inc.*	772,501
15,244	Universal Display Corp.	2,866,787
62,113	Veeco Instruments, Inc.*	759,021
		17,367,328
	Software—4.1%
36,578	2u, Inc.*	1,376,796
53,702	Benefitfocus, Inc.*,†	1,458,009
23,209	Model N, Inc.*	452,575
97,839	Nuance Communications, Inc.*	1,562,489
9,197	Nutanix, Inc., Class A*	238,570
14,055	SS&C Technologies Holdings, Inc.	809,709
196,268	TiVo Corp.	1,446,495
		7,344,643
	Specialty Retail—0.4%
9,226	Floor & Decor Holdings, Inc., Class A*	386,570
65,516	Tailored Brands, Inc.†	378,027
		764,597
	Textiles, Apparel and Luxury Goods—0.2%
9,608	Capri Holdings, Ltd.*	333,205
	Trading Companies and Distributors—2.8%
35,146	Beacon Roofing Supply, Inc.*	1,290,561
50,475	BMC Stock Holdings, Inc.*	1,070,070
24,160	DXP Enterprises, Inc./TX*	915,422

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	Trading Companies and Distributors (Continued)
38,362	MRC Global, Inc.*	$656,758
7,410	Watsco, Inc.	1,211,757
		5,144,568
	Transportation Infrastructure—0.4%
18,618	Macquarie Infrastructure Corp.	754,774
Shares		Value (Note 1)
	Wireless Telecommunication Services—0.3%
152,129	Gogo, Inc.*,†	$605,473
	TOTAL COMMON STOCKS (Cost $133,387,023)	177,713,037
		Expiration Date
	RIGHTS—0.0%
862,686	Pan American Silver Corp. (Cost $212,401)	02/22/2029	0
Par Amount		Yield
	SHORT-TERM INVESTMENTS—2.3%
$4,113,515	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $4,113,515)††	2.395%	4,113,515
	TOTAL INVESTMENTS, AT VALUE—100.8% (Cost $137,712,939)		181,826,552
	Liabilities in Excess of Other Assets—(0.8)%		(1,457,556)
	NET ASSETS—100.0%		$180,368,996

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

ENT—Entitlement

REIT—Real Estate Investment Trust

*  Non-income producing security

†  Denotes all or a portion of security on loan. As of June 30, 2019, the market value of the securities on loan was $3,924,677 (Note 1)

††  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

At June 30, 2019, industry sector diversification of the M Capital Appreciation Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	23.9%
Industrials	21.9%
Health Care	15.2%
Materials	10.0%
Financials	9.3%
Consumer Discretionary	7.2%
Energy	6.4%
Communication Services	3.3%
Real Estate	0.8%
Consumer Staples	0.5%
Short-Term Investments	2.3%
Total	100.8%

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Shares		Value (Note 1)
	COMMON STOCKS—98.0%
	Aerospace & Defense—1.4%
4,983	Curtiss-Wright Corp.	$633,489
3,331	Spirit AeroSystems Holdings, Inc., Class A	271,044
1,737	Teledyne Technologies, Inc.*	475,712
		1,380,245
	Airlines—2.4%
44,804	JetBlue Airways Corp.*	828,426
4,709	Southwest Airlines Co.	239,123
13,762	United Continental Holdings, Inc.*	1,204,863
		2,272,412
	Banks—7.6%
9,048	BankUnited, Inc.	305,280
27,435	Citigroup, Inc.	1,921,273
37,128	Citizens Financial Group, Inc.	1,312,846
28,258	First Hawaiian, Inc.	731,034
3,734	IBERIABANK Corp.	283,224
3,494	JPMorgan Chase & Co.	390,629
16,937	Popular, Inc.	918,663
18,295	Wells Fargo & Co.	865,719
5,216	Wintrust Financial Corp.	381,603
		7,110,271
	Beverages—2.6%
15,879	Coca-Cola Co. (The)	808,559
5,691	Monster Beverage Corp.*	363,256
10,300	PepsiCo, Inc.	1,350,639
		2,522,454
	Capital Markets—0.8%
16,956	Morgan Stanley	742,842
	Chemicals—1.4%
6,007	Cabot Corp.	286,594
46,272	Huntsman Corp.	945,800
3,020	Trinseo SA	127,867
		1,360,261
	Construction and Engineering—0.7%
7,854	EMCOR Group, Inc.	691,937
Shares		Value (Note 1)
	Consumer Finance—2.3%
43,191	Ally Financial, Inc.	$1,338,489
851	Capital One Financial Corp.	77,220
2,641	Discover Financial Services	204,915
44,179	Navient Corp.	603,043
		2,223,667
	Diversified Consumer Services—0.1%
124	Graham Holdings Co., Class B	85,564
876	H&R Block, Inc.	25,667
		111,231
	Diversified Financial Services—1.6%
14,971	AXA Equitable Holdings, Inc.	312,894
21,986	Voya Financial, Inc.	1,215,826
		1,528,720
	Diversified Telecommunication Services—3.7%
22,480	AT&T, Inc.	753,305
48,425	Verizon Communications, Inc.	2,766,520
		3,519,825
	Electric Utilities—3.2%
30,380	Exelon Corp.	1,456,417
10,507	PNM Resources, Inc.	534,912
18,725	Portland General Electric Co.	1,014,333
		3,005,662
	Electrical Equipment—0.6%
2,763	Emerson Electric Co.	184,348
5,079	Regal Beloit Corp.	415,005
		599,353
	Electronic Equipment, Instruments & Components—1.2%
13,495	Avnet, Inc.	610,919
17,526	Jabil, Inc.	553,821
		1,164,740
	Entertainment—0.9%
5,046	Electronic Arts, Inc.*	510,958
11,794	Viacom, Inc., Class B	352,287
		863,245

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	Equity Real Estate Investment Trusts (REITs)—2.9%
18,495	American Campus Communities, Inc., REIT	$853,729
4,130	Corporate Office Properties Trust, REIT	108,908
2,373	Douglas Emmett, Inc., REIT	94,540
22,795	Paramount Group, Inc., REIT	319,358
40,992	Park Hotels & Resorts, Inc., REIT	1,129,740
23,605	VEREIT, Inc., REIT	212,681
		2,718,956
	Food Products—2.6%
3,846	General Mills, Inc.	201,992
8,024	Ingredion, Inc.	661,900
2,642	Mondelez International, Inc.	142,404
7,290	Pilgrim's Pride Corp.*	185,093
16,474	Tyson Foods, Inc., Class A	1,330,110
		2,521,499
	Gas Utilities—0.5%
5,168	Southwest Gas Holdings, Inc.	463,156
	Health Care Equipment and Supplies—0.9%
2,085	Medtronic Plc	203,058
5,067	Varian Medical Systems, Inc.*	689,771
		892,829
	Health Care Providers and Services—2.4%
4,405	Humana, Inc.	1,168,647
8,534	McKesson Corp.	1,146,884
		2,315,531
	Hotels, Restaurants & Leisure—2.9%
9,165	Norwegian Cruise Line Holdings, Ltd.*	491,519
14,487	Starbucks Corp.	1,214,445
1,574	Wyndham Destinations, Inc.	69,098
8,898	Yum! Brands, Inc.	984,742
		2,759,804
	Household Products—0.7%
6,483	Colgate-Palmolive Co.	464,637
1,944	Procter & Gamble Co. (The)	213,159
		677,796
Shares		Value (Note 1)
	Independent Power and Renewable Electricity Producers—1.3%
73,901	AES Corp./VA	$1,238,581
	Industrial Conglomerates—0.8%
5,407	Carlisle Cos., Inc.	759,197
	Insurance—8.9%
9,283	AFLAC, Inc.	508,801
652	Alleghany Corp.*	444,084
3,166	Allstate Corp. (The)	321,950
10,207	Arch Capital Group, Ltd.*	378,476
8,543	CNO Financial Group, Inc.	142,497
5,397	Hanover Insurance Group, Inc. (The)	692,435
24,654	Hartford Financial Services Group, Inc. (The)	1,373,721
6,480	Lincoln National Corp.	417,636
5,951	MetLife, Inc.	295,586
41,820	Old Republic International Corp.	935,932
9,314	Principal Financial Group, Inc.	539,467
11,188	Prudential Financial, Inc.	1,129,988
8,273	Reinsurance Group of America, Inc.	1,290,836
		8,471,409
	Interactive Media & Services—0.7%
3,508	Facebook, Inc., Class A*	677,044
	Internet and Catalog Retail—2.2%
256	Booking Holdings, Inc.*	479,926
30,815	eBay, Inc.	1,217,193
2,682	Expedia Group, Inc.	356,786
		2,053,905
	IT Services—0.9%
641	Booz Allen Hamilton Holding Corp.	42,441
929	MAXIMUS, Inc.	67,390
3,677	VeriSign, Inc.*	769,081
		878,912
	Life Sciences Tools and Services—2.0%
8,268	Agilent Technologies, Inc.	617,371
16,547	Bruker Corp.	826,523
292	Mettler-Toledo International, Inc.*	245,280
1,219	Waters Corp.*	262,378
		1,951,552

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	Machinery—1.4%
3,116	Allison Transmission Holdings, Inc.	$144,427
653	Crane Co.	54,486
701	Cummins, Inc.	120,109
3,788	Hillenbrand, Inc.	149,891
785	Oshkosh Corp.	65,540
11,208	PACCAR, Inc.	803,165
		1,337,618
	Media—1.3%
4,939	AMC Networks, Inc., Class A*	269,126
1,399	Nexstar Media Group, Inc., Class A	141,299
7,361	Sinclair Broadcast Group, Inc., Class A	394,770
28,225	TEGNA, Inc.	427,609
		1,232,804
	Metals and Mining—1.6%
25,912	Cleveland-Cliffs, Inc.†	276,481
6,360	Reliance Steel & Aluminum Co.	601,783
19,806	Steel Dynamics, Inc.	598,141
		1,476,405
	Multi-Utilities—0.9%
8,497	CenterPoint Energy, Inc.	243,269
1,358	CMS Energy Corp.	78,642
9,356	MDU Resources Group, Inc.	241,385
5,208	Public Service Enterprise Group, Inc.	306,334
		869,630
	Oil, Gas and Consumable Fuels—8.1%
20,616	Chevron Corp.	2,565,455
22,354	ConocoPhillips	1,363,594
8,255	Exxon Mobil Corp.	632,581
13,247	HollyFrontier Corp.	613,071
9,898	PBF Energy, Inc., Class A	309,807
8,849	Peabody Energy Corp.	213,261
10,699	Phillips 66	1,000,785
11,566	Valero Energy Corp.	990,165
		7,688,719
	Paper and Forest Products—0.5%
11,393	Domtar Corp.	507,330
Shares		Value (Note 1)
	Personal Products—0.2%
2,901	Nu Skin Enterprises, Inc., Class A	$143,077
	Pharmaceuticals—8.7%
9,305	Eli Lilly & Co.	1,030,901
1,649	Jazz Pharmaceuticals Plc*	235,082
20,703	Johnson & Johnson	2,883,514
15,393	Merck & Co., Inc.	1,290,703
64,929	Pfizer, Inc.	2,812,724
112	Taro Pharmaceutical Industries, Ltd.	9,567
		8,262,491
	Professional Services—2.0%
12,852	ManpowerGroup, Inc.	1,241,503
10,906	Robert Half International, Inc.	621,751
		1,863,254
	Real Estate Management and Development—2.0%
19,614	CBRE Group, Inc., Class A*	1,006,198
6,466	Jones Lang LaSalle, Inc.	909,702
		1,915,900
	Semiconductors and Semiconductor Equipment—0.3%
4,983	Intel Corp.	238,536
	Software—3.8%
13,505	Cadence Design Systems, Inc.*	956,289
9,023	Citrix Systems, Inc.	885,517
288	Intuit, Inc.	75,263
2,383	j2 Global, Inc.†	211,825
8,295	Manhattan Associates, Inc.*	575,092
4,034	Oracle Corp.	229,817
1,117	Synopsys, Inc.*	143,747
15,833	Teradata Corp.*	567,613
		3,645,163
	Technology Hardware, Storage & Peripherals—1.4%
6,260	Hewlett Packard Enterprise Co.	93,587
60,674	HP, Inc.	1,261,413
		1,355,000
	Textiles, Apparel and Luxury Goods—0.7%
3,958	Deckers Outdoor Corp.*	696,489

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	Thrifts and Mortgage Finance—1.7%
1,609	Essent Group, Ltd.*	$75,607
63,906	MGIC Investment Corp.*	839,725
31,641	Radian Group, Inc.	722,997
		1,638,329
	Tobacco—1.8%
21,353	Philip Morris International, Inc.	1,676,851
	Trading Companies and Distributors—0.6%
2,845	HD Supply Holdings, Inc.*	114,597
8,696	WESCO International, Inc.*	440,452
		555,049
Shares		Value (Note 1)
	Wireless Telecommunication Services—0.7%
2,206	T-Mobile US, Inc.*	$163,553
15,393	Telephone & Data Systems, Inc.	467,947
		631,500
	TOTAL COMMON STOCKS (Cost $86,189,743)	93,211,181
		Yield
	SHORT-TERM INVESTMENTS—0.4%
416,994	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $416,994)††	2.396%	416,994
	TOTAL SHORT-TERM INVESTMENTS (Cost $416,994)		416,994
	TOTAL INVESTMENTS, AT VALUE—98.4% (Cost $86,606,737)		93,628,175
	Other Assets in Excess of Liabilities—1.6%		1,570,733
	NET ASSETS—100.0%		$95,198,908

Notes to the Schedule of Investments:

REIT—Real Estate Investment Trust

*  Non-income producing security

†  Denotes all or a portion of security on loan. As of June 30, 2019, the market value of the securities on loan was $415,009 (Note 1)

††  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

At June 30, 2019, industry sector diversification of the M Large Cap Value Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	22.9%
Health Care	14.1%
Industrials	9.9%
Energy	8.1%
Consumer Staples	7.9%
Information Technology	7.6%
Communication Services	7.3%
Consumer Discretionary	5.9%
Utilities	5.9%
Real Estate	4.9%
Materials	3.5%
Short-Term Investments	0.4%
Total	98.4%

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2019

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Assets:
Investments, at value (Note 1)*/**—see accompanying Schedule of Investments	$136,349,121	$202,167,960	$181,826,552	$93,628,175
Affiliated investment company, at value (Note 1)***—see accompanying Schedule of Investments	45,533,414	—	—	—
Cash	1,249,406	1,309,097	3,038,562	298,683
Cash denominated in foreign currencies****	668,088	—	—	—
Receivable from:
Securities sold	306,041	341,944	132,197	5,265,860
Capital stock subscriptions	899,212	12,456	584,979	16,684
Dividends and interest	998,524	84,146	121,655	130,529
Prepaid expenses	23,756	23,968	22,139	12,122
Total assets	186,027,562	203,939,571	185,726,084	99,352,053
Liabilities:
Payable for:
Securities purchased	482,819	—	1,045,378	3,642,482
Capital stock redemptions	9,211	71,630	18,623	24,494
M Financial Group—compliance expense (Note 2)	802	906	856	438
Investment Adviser, net (Note 2)	47,892	94,560	128,042	33,812
Payable upon return of securities loaned (Note 1)	5,274,666	3,400,234	4,113,515	416,994
Accrued expenses and other liabilities	102,443	44,850	50,674	34,925
Total liabilities	5,917,833	3,612,180	5,357,088	4,153,145
Net assets	$180,109,729	$200,327,391	$180,368,996	$95,198,908
Net assets consist of:
Paid-in capital	$240,984,100	$116,096,709	$127,040,090	$85,555,094
Total distributable earnings (loss)	(60,874,371)	84,230,682	53,328,906	9,643,814
Net assets	$180,109,729	$200,327,391	$180,368,996	$95,198,908
Shares outstanding#	15,128,368	7,121,598	7,286,349	7,512,630
Net asset value, offering price and redemption price per share	$11.91	$28.13	$24.75	$12.67
* Cost of investments	$127,020,664	$126,481,168	$137,712,939	$86,606,737
** Includes securities on loan with market values of .	$5,041,183	$3,299,705	$3,924,677	$415,009
*** Cost of affiliated investment	$41,944,489	$—	$—	$—
**** Cost of cash denominated in foreign currencies	$665,770	$—	$—	$—

  #  The number of authorized shares with a par value of $0.001 per share, for each of the M International Equity Fund, the M Larg e Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund is 100,000,000.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF OPERATIONS (Unaudited)

For the Period Ended June 30, 2019

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Investment income:
Dividends—Unaffiliated*	$2,874,127	$541,501	$793,597	$1,079,886
Dividends—Affiliated	279,142	—	—	—
Securities lending income	19,759	—	8,429	90
Interest	1,293	2,706	6,017	2,235
Total investment income	3,174,321	544,207	808,043	1,082,211
Expenses:
Investment advisory fee (Note 2)	334,031	555,352	782,100	208,973
Custody, fund accounting, transfer agent and administration fees	201,560	82,048	94,472	59,782
Professional fees	19,928	17,807	17,515	14,665
Printing and shareholder reporting	15,624	14,856	14,757	9,243
Compliance expenses (Note 2)	2,754	2,882	2,731	1,438
Directors' fees and expenses	15,319	15,138	14,477	7,694
Other	18,418	18,294	17,072	9,523
Total expenses	607,634	706,377	943,124	311,318
Less: Expenses waived/reimbursed by the Adviser (Note 2)	(54,160)	—	—	(6,966)
Net expenses	553,474	706,377	943,124	304,352
Net investment income (loss)	2,620,847	(162,170)	(135,081)	777,859
Realized and unrealized gain (loss):
Net realized gain on:
Unaffiliated investment transactions	244,034	8,888,429	9,632,354	3,027,001
Affiliated investment transactions	278,850	—	—	—
Foreign currency transactions	2,469	413	—	—
Net realized gain	525,353	8,888,842	9,632,354	3,027,001
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	14,262,417	30,628,603	18,283,116	8,614,495
Affiliated investments	3,370,339	—	—	—
Foreign currency translation	7,932	10	—	—
Net change in unrealized appreciation	17,640,688	30,628,613	18,283,116	8,614,495
Net realized and unrealized gain	18,166,041	39,517,455	27,915,470	11,641,496
Net increase in net assets resulting from operations	$20,786,888	$39,355,285	$27,780,389	$12,419,355
* Net of foreign taxes withheld of:	$290,693	$4,584	$6,204	$1,244

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$2,620,847	$3,197,738	$(162,170)	$(220,775)
Net realized gain on investments and foreign currency transactions	525,353	4,049,201	8,888,842	12,484,721
Net change in unrealized appreciation (depreciation) on investments and foreign currency	17,640,688	(51,505,741)	30,628,613	(19,727,540)
Net increase (decrease) in net assets resulting from operations	20,786,888	(44,258,802)	39,355,285	(7,463,594)
Distributions to shareholders	(59,581)	(2,892,319)	(1,114,223)	(20,800,775)
Total distributions to shareholders	(59,581)	(2,892,319)	(1,114,223)	(20,800,775)
Fund share transactions (Note 4):
Proceeds from shares sold	14,226,789	23,957,439	10,419,390	24,766,078
Net asset value of shares issued on reinvestment of distributions	59,581	2,892,319	1,114,223	20,800,774
Cost of shares repurchased	(24,826,623)	(53,942,909)	(17,669,500)	(42,459,412)
Net increase (decrease) in net assets resulting from Fund share transactions	(10,540,253)	(27,093,151)	(6,135,887)	3,107,440
Total change in net assets	10,187,054	(74,244,272)	32,105,175	(25,156,929)
Net assets:
Beginning of period	169,922,675	244,166,947	168,222,216	193,379,145
End of period	$180,109,729	$169,922,675	$200,327,391	$168,222,216

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	M Capital Appreciation Fund		M Large Cap Value Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(135,081)	$(287,987)	$777,859	$1,412,592
Net realized gain on investments and foreign currency transactions	9,632,354	30,145,749	3,027,001	5,251,745
Net change in unrealized appreciation (depreciation) on investments and foreign currency	18,283,116	(54,755,163)	8,614,495	(18,210,129)
Net increase (decrease) in net assets resulting from operations	27,780,389	(24,897,401)	12,419,355	(11,545,792)
Distributions to shareholders	(1,220,165)	(35,192,975)	(45,169)	(8,355,547)
Total distributions to shareholders	(1,220,165)	(35,192,975)	(45,169)	(8,355,547)
Fund share transactions (Note 4):
Proceeds from shares sold	12,607,635	16,496,331	6,162,938	12,484,184
Net asset value of shares issued on reinvestment of distributions	1,220,165	35,192,975	45,169	8,355,547
Cost of shares repurchased	(16,026,282)	(44,875,896)	(8,820,264)	(15,002,622)
Net increase (decrease) in net assets resulting from Fund share transactions	(2,198,482)	6,813,410	(2,612,157)	5,837,109
Total change in net assets	24,361,742	(53,276,966)	9,762,029	(14,064,230)
Net assets:
Beginning of period	156,007,254	209,284,220	85,436,879	99,501,109
End of period	$180,368,996	$156,007,254	$95,198,908	$85,436,879

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M International Equity Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of period	$10.60		$13.58	$11.12	$11.26	$11.93
Income from investment operations:
Net investment income‡	0.17		0.19	0.17	0.17	0.19
Net realized and unrealized gain (loss) on investments	1.14		(2.99)	2.50	(0.18)	(0.66)
Total from investment operations	1.31		(2.80)	2.67	(0.01)	(0.47)
Less distributions to shareholders:
From net investment income	—	†	(0.18)	(0.21)	(0.13)	(0.20)
Total distributions	—		(0.18)	(0.21)	(0.13)	(0.20)
Net asset value, end of period	$11.91		$10.60	$13.58	$11.12	$11.26
Total Return+	12.40	%*	(20.57)%	24.05%	(0.05)%	(3.94)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$180,110		$169,923	$244,167	$193,909	$228,015
Net expenses to average daily net assets	0.63	%**	0.92%•	0.90%	0.94%	0.95%
Net investment income to average daily net assets	2.98	%**	1.50%	1.33%	1.51%	1.51%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	0.69%		0.98%•	N/A	0.97%	0.96%
Net investment income	2.92%		1.43%	N/A	1.48%	1.50%
Portfolio turnover rate	8%		117%?	10%	20%	27%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

•  In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying fund in which it invests. Such indirect expenses are not included in the above expense ratios.

?  The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Large Cap Growth Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of period	$22.85		$27.01	$19.97	$21.66	$23.95
Income from investment operations:
Net investment loss‡	(0.02)		(0.03)	(0.05)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	5.46		(1.12)	7.83	(0.45)	1.96
Total from investment operations	5.44		(1.15)	7.78	(0.50)	1.91
Less distributions to shareholders:
From net investment income	—		—	—	—	(0.01)
From net realized capital gains	(0.16)		(3.01)	(0.74)	(1.19)	(4.19)
Total distributions	(0.16)		(3.01)	(0.74)	(1.19)	(4.20)
Net asset value, end of period	$28.13		$22.85	$27.01	$19.97	$21.66
Total Return+	23.81	%*	(4.95)%	38.97%	(2.32)%	7.70%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$200,327		$168,222	$193,379	$157,766	$180,624
Net expenses to average daily net assets	0.75	%**	0.75%	0.73%	0.78%	0.76%
Net investment loss to average daily net assets	(0.17	)%**	(0.11)%	(0.20)%	(0.26)%	(0.20)%
Portfolio turnover rate	19%		34%	49%	36%	69%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Capital Appreciation Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of period	$21.14		$31.24	$29.28	$25.15	$30.22
Income from investment operations:
Net investment loss‡	(0.02)		(0.05)	(0.01)	(0.09)	(0.10)
Net realized and unrealized gain (loss) on investments	3.80		(4.23)	5.55	5.38	(1.77)
Total from investment operations	3.78		(4.28)	5.54	5.29	(1.87)
Less distributions to shareholders:
From net investment income	—		(0.09)	—	—	—
From net realized capital gains	(0.17)		(5.73)	(3.58)	(1.16)	(3.20)
Total distributions	(0.17)		(5.82)	(3.58)	(1.16)	(3.20)
Net asset value, end of period	$24.75		$21.14	$31.24	$29.28	$25.15
Total Return+	17.91	%*	(14.15)%	19.02%	21.06%	(6.58)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$180,369		$156,007	$209,284	$197,217	$182,298
Net expenses to average daily net assets	1.09	%**	1.07%	1.05%	1.08%	1.07%
Net investment loss to average daily net assets	(0.16	)%**	(0.15)%	(0.04)%	(0.35)%	(0.34)%
Portfolio turnover rate	12%		26%	20%	19%	23%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Large Cap Value Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of period	$11.06		$13.93	$12.89	$11.96	$13.36
Income from investment operations:
Net investment income‡	0.10		0.20	0.21	0.22	0.18
Net realized and unrealized gain (loss) on investments	1.51		(1.88)	1.73	0.94	(0.24)
Total from investment operations	1.61		(1.68)	1.94	1.16	(0.06)
Less distributions to shareholders:
From net investment income	—		(0.20)	(0.21)	(0.23)	(0.17)
From return of capital	—		—	—	—	(0.01)
From net realized capital gains	—		(0.99)	(0.69)	—	(1.16)
Total distributions	—		(1.19)	(0.90)	(0.23)	(1.34)
Net asset value, end of period	$12.67		$11.06	$13.93	$12.89	$11.96
Total Return+	14.61	%*	(12.07)%	14.99%	9.73%#	(0.66)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$95,199		$85,437	$99,501	$91,189	$95,170
Net expenses to average daily net assets	0.66	%**	0.64%	0.64%	0.68%	0.69%
Net investment income to average daily net assets	1.67	%**	1.47%	1.57%	1.85%	1.32%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	0.67%		0.66%	0.64%	0.68%	N/A
Net investment income	1.66%		1.45%	1.56%	1.85%	N/A
Portfolio turnover rate	61%		82%	75%	54%	66%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

#  Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder processing.
The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

M Fund, Inc. (the "Corporation") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of June 30, 2019, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a "Fund" or collectively the "Funds"), each of which is a separate mutual fund.

The Corporation offers shares of the Funds to certain insurance company separate accounts, which serve as the underlying funding vehicles for certain variable annuity and variable life insurance policies. These annuities and insurance policies are offered primarily by members of M Financial Holdings Incorporated ("M Financial Group") and are issued by certain life insurance companies.

M International Equity Fund

M International Equity Fund seeks to achieve its investment objective through exposure to a broad and diverse group of securities of non-U.S. companies in countries with developed and emerging markets with a greater emphasis on small capitalization, value and high profitability companies as compared to their representation in the Non-U.S. Universe. For purposes of the Fund, Dimensional Fund Advisors LP ("DFA") defines the Non-U.S. Universe as a market capitalization weighted portfolio of non-U.S. companies in developed and emerging markets that have been authorized for investment as approved markets by the DFA's Investment Committee. The Fund may pursue its investment objective by investing its assets directly and/or indirectly by investing its assets in the Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc. (the "Underlying Fund").

M Large Cap Growth Fund

M Large Cap Growth Fund will normally invest at least 80% of its total assets in U.S. large-cap equity securities, including, but not limited to, common stocks, preferred stocks and American Depositary Receipts. The Fund may invest up to 20% of its assets in equity securities of foreign issuers. DSM Capital Partners LLC ("DSM"), the Fund's sub-adviser defines "large-cap" as capitalizations of $10 billion or more. The Fund will generally contain 25 to 35 equity securities. This strategy is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice. DSM uses a "bottom-up," idea-driven approach and focuses on a long-term (e.g., three-year minimum) investment horizon. DSM seeks to invest in growing businesses with solid fundamentals, attractive profitability and successful management. Candidate companies will typically have projected revenue and earnings growth in excess of 10% and will often have higher returns on equity and assets than average S&P 500 companies. Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamental all as determined by DSM.

M Capital Appreciation Fund

M Capital Appreciation Fund invests in common stock of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with the capitalizations of those companies found in the Russell 2500 Index. The Fund's sub-adviser, Frontier Capital Management Company, LLC ("Frontier") seeks to invest in companies with unrecognized earnings potential. Earnings per share, growth and price appreciation are important factors. Wall Street analysts do not usually widely follow small to mid-sized companies like those in which the Fund

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

invests and institutional investors usually do not own a large percentage of them. The cornerstone of Frontier's investment process is internally generated fundamental research. Stocks are sold if earnings growth potential is realized, when the fundamental reasons for purchase are no longer valid, or when a more attractive situation is identified.

M Large Cap Value Fund

M Large Cap Value Fund will normally invest at least 80% of its total assets in the large-capitalization segment of the U.S. stock market. AJO, LP ("AJO"), the Fund's sub-adviser, defines "large-capitalization" as capitalizations of $5 billion or more. This strategy is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice. AJO uses a systematic, disciplined, quantitative investment process. AJO is value-oriented, but believes superior results are best achieved by combining value, management, momentum and sentiment. AJO focuses on well-managed companies with quality cash profits, relatively low market valuations, positive price and earnings momentum and favorable investor sentiment. It optimizes portfolios to diversify multi-faceted risk. The Fund is fully invested, sector-neutral and well diversified in terms of industry, fundamental characteristics and various statistical measures of risk. AJO seeks to minimize implementation shortfall, defined as the difference between valuation price and execution price, including commissions, spreads, market impact and opportunity cost.

1.  Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

Use of Estimates

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange (other than the National Association of Securities Dealers Automated Quotation System "NASDAQ") are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange (other than NASDAQ) are valued at the most recent bid price. Equity securities and other similar investments traded on NASDAQ are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 1%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund's NAV. Over-the-counter securities are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less). Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the fair value hierarchy.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—quoted prices in active markets for identical investments;

•  Level 2—quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3—significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of June 30, 2019, all of the Funds had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

The Funds did not have significant transfers in and out of Level 1, Level 2 or Level 3 of the fair value hierarchy during the period ended June 30, 2019.

Securities Transactions, Investment Income and Expenses

Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Investment income is recorded net of foreign taxes withheld where the recovery of such taxes is uncertain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Most expenses of the Corporation can be directly attributed to a Fund. Expenses that cannot be directly attributed are apportioned among Funds by the Corporation based on average net assets of each Fund.

Additionally, the Funds may invest in mutual funds, which are subject to management fees and other fees that may increase the costs of investing in mutual funds versus the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Funds' Statements of Operations or in the expense ratios included in the financial highlights.

Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Lending

The Funds participate in a securities lending program under the terms of a Securities Lending Agency Agreement with State Street Bank and Trust Company, which serves as the Funds' securities lending agent. Each Fund may loan its portfolio securities in an amount up to 33 1/3 of its total assets. The Funds receive cash (U.S. currency) as collateral against the loaned securities. Such collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102%/105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102%/105%.

The collateral received is recorded on a lending Fund's statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities and cash collateral is insufficient to cover the value of loaned securities (provided that the insufficiency is not due to investment losses), the securities lending agent has agreed, at its option, to pay the amount of any shortfall in collateral to the Funds; or to replace the securities. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to the borrower through the securities lending agent, is the source of the Fund's securities lending income, 70% of which is paid to the Fund, 30% of which is paid to the custodian as securities lending agent.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2019.

	Gross	Gross Amounts Offset in the	Net Amounts of Assets Presented in the	Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Amounts of Recognized Assets	Statement Assets and Liabilities	Statement Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
M International Equity Fund	$5,274,666	$—	$5,274,666	$—	$5,274,666	$—
M Large Cap Growth Fund	$3,400,234	$—	$3,400,234	$—	$3,400,234	$—
M Capital Appreciation Fund	$4,113,515	$—	$4,113,515	$—	$4,113,515	$—
M Large Cap Value Fund	$416,994	$—	$416,994	$—	$416,994	$—

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

The following table presents the remaining contractual maturity of the Securities Lending Agency Agreement as of June 30, 2019.

Fund	Security Type	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
M International Equity Fund	Common Stocks	$5,274,666	$—	$—	$—	$5,274,666
M Large Cap Growth Fund	Common Stocks	$3,400,234	$—	$—	$—	$3,400,234
M Capital Appreciation Fund	Common Stocks	$4,113,515	$—	$—	$—	$4,113,515
M Large Cap Value Fund	Common Stocks	$416,994	$—	$—	$—	$416,994

Federal Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary.

The Funds evaluate the Funds' tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds did not have any unrecognized tax benefits as of June 30, 2019, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the six-month period ended June 30, 2019, the Funds did not incur any such interest or penalties. The Funds' tax returns are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2016 through December 2018. No examination of any of the Funds' tax filings is currently in progress.

2.  Advisory Fee and Other Transactions with Affiliates

The Corporation has entered into an investment advisory agreement (the "Advisory Agreement") with M Financial Investment Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of M Financial Group. The Advisory

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates (Continued)

Agreement provides that the Funds will pay the Adviser a fee at an annual rate of the value of each Fund's average daily net assets as follows:

Fund	Total Advisory Fees
M International Equity Fund	0.15% on all assets plus (and only with respect
to Fund assets which are not invested in a mutual
fund that is advised by the Fund's sub-adviser):
0.32% on the first $100 million
0.27% on the amounts thereafter
M Large Cap Growth Fund	0.65% of the first $50 million
0.60% of the next $50 million
0.55% on the amounts above $100 million
M Capital Appreciation Fund	0.90%
M Large Cap Value Fund*	0.45% of the first $250 million
0.35% of the next $250 million
0.30% of the next $250 million
0.275% on the amounts thereafter

*  Beginning on October 1, 2016, the Sub-Adviser for the Fund waived 5% of its sub-advisory fee. Consequently, the Adviser waived a portion of the fee payable by the Fund. For the six months ended June 30, 2019, the fee payable to the Adviser for the Fund was 0.435% on the first $250 million, 0.34% on the next $250 million, 0.2925% on the next $250 million and 0.2688% thereafter on the Fund's average daily net assets. For the six months ended June 30, 2019, the Advisor waived $6,966 otherwise payable by M Large Cap Value Fund.

Prior to May 1, 2019 and for the period May 1, 2019 through April 30, 2020, the Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of a Fund's annualized average daily net assets. For the six months ended June 30, 2019, the Adviser reimbursed $54,160 of other expenses for the M International Equity Fund.

The Adviser has engaged Dimensional Fund Advisors LP, DSM Capital Partners LLC, Frontier Capital Management Company, LLC and AJO, LP to act as sub-advisers to provide day-to-day portfolio management for the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund, respectively.

As compensation for their services, each sub-adviser receives a fee based on the average daily net assets of the applicable Fund at the following annual rates:

Fund	Total Sub-Advisory Fees
M International Equity Fund	0.32% on the first $100 million
0.27% on the amounts thereafter

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates (Continued)

Fund	Total Sub-Advisory Fees
Sub-adviser shall not receive any sub-advisory
fee for its sub-advisory services to the
M International Equity Fund with respect
to assets of the M International Equity Fund
invested in any other mutual fund advised by
the Sub-Adviser.
M Large Cap Growth Fund	0.50% on the first $50 million
0.45% on the next $50 million
0.40% on the amounts above $100 million
M Capital Appreciation Fund	0.75%
M Large Cap Value Fund*	0.30% on the first $250 million
0.20% on the next $250 million
0.15% on the next $250 million
0.125% on the amounts thereafter

*  Beginning on October 1, 2016, the Sub-Adviser waived 5% of its sub-advisory fee. For the six months ended June 30, 2019, the fee payable to the Sub-Adviser for the Fund was 0.285% on the first $250 million, 0.19% on the next $250 million, 0.1425% on the next $250 million and 0.1188% thereafter on the Fund's average daily net assets. For the six months ended June 30, 2019, the Sub-Adviser waived $6,966 otherwise payable by the Adviser.

The sub-advisory fees are paid by the Adviser out of the investment advisory fees disclosed above.

M Holdings Securities, Inc. acts as distributor (the "Distributor") for each of the Funds. The Distributor is a wholly-owned subsidiary of M Financial Group. No fees are charged the Distributor for its services.

The Corporation pays no compensation to its officers. At June 30, 2019, the Corporation pays each Non-Interested Director $1,500 per meeting attended. The Corporation pays each non-interested Director an annual retainer of $20,000. Each member of the Audit Committee receives $1,500 per meeting of the Audit Committee that he attends. The Chairman of the Board and Audit Committee Chair receive an additional $10,000 annually. CCO compensation is paid to M Financial Group pursuant to an employee leasing agreement between the Corporation and M Financial Group and is included under compliance expenses on the Funds' Statements of Operations.

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common management. The Company which is an affiliate of the M International Equity Fund as of December 31, 2018 is noted in the Fund's Schedule of Investments. During the six months ended June 30, 2019, purchases and sales

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates (Continued)

transactions, income earned from investments and shares held of investment companies managed by Dimensional Fund Advisors LP for the M International Equity Fund were as follows:

Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, June 30, 2019	Dividend Income	Other Distributions	Shares, June 30, 2019
DFA Emerging Markets Core Equity Portfolio	$40,791,410	$5,800,815	$(4,708,000)	$278,850	$3,370,339	$45,533,414	$279,142	$—	2,175,509

3.  Purchases and Sales of Securities

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2019, were as follows:

	Non-U.S. Government Securities
	Purchases	Sales
M International Equity Fund	$14,106,511	$23,696,378
M Large Cap Growth Fund	35,500,968	43,335,113
M Capital Appreciation Fund	20,091,167	25,867,138
M Large Cap Value Fund	55,642,315	57,900,540

4.  Paid-in Capital

Changes in the capital shares outstanding were as follows:

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Shares sold	1,240,194	1,891,021	410,504	912,017
Shares repurchased	(2,148,561)	(4,116,778)	(693,057)	(1,535,156)
Distributions reinvested	5,172	277,574	40,561	828,020
Net increase (decrease)	(903,195)	(1,948,183)	(241,992)	204,881
Fund Shares:
Beginning of period	16,031,563	17,979,746	7,363,590	7,158,709
End of period	15,128,368	16,031,563	7,121,598	7,363,590

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.  Paid-in Capital (Continued)

	M Capital Appreciation Fund		M Large Cap Value Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Shares sold	534,005	543,866	501,869	928,969
Shares repurchased	(679,261)	(1,438,588)	(714,640)	(1,099,557)
Distributions reinvested	51,246	1,576,310	3,654	748,428
Net increase (decrease)	(94,010)	681,588	(209,117)	577,840
Fund Shares:
Beginning of period	7,380,359	6,698,771	7,721,747	7,143,907
End of period	7,286,349	7,380,359	7,512,630	7,721,747

5.  Financial Instruments

Foreign Investments and Foreign Currency

Each of the Funds may invest in securities of companies that are organized under the laws of a foreign country and (i) are unlisted or listed primarily on a non-U.S. exchange; or (ii) are listed on a U.S. exchange or over-the-counter as a sponsored or unsponsored American Depositary Receipt ("foreign issuers"). M International Equity Fund may also invest in non-U.S. dollar denominated securities and securities of foreign issuers represented by European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs"). The value of all assets and liabilities expressed in foreign currencies are translated into U.S. dollars at the exchange rates captured as of twelve noon Eastern Time each business day other than market holidays or early closures. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on investment transactions. M International Equity Fund does not isolate that portion of the results for changes in foreign currency exchange rates from the fluctuations arising from changes in market prices of securities held at year end.

Investments in non-U.S. dollar denominated securities or in the securities of foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange, and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures for such securities may be different in foreign countries and, in certain markets, on certain occasions such procedures have been unable to keep pace with the volume of securities transactions.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  Financial Instruments (Continued)

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Funds, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment and resource self-sufficiency.

Because investment in foreign issuers will usually involve currencies of foreign countries, and because the Funds may be exposed to currency exposure independent of their securities positions, the value of the assets of the Funds invested in foreign issuers as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. To the extent that a Fund's assets consist of investments denominated in a particular currency, the Fund is at risk of adverse developments affecting the value of such currency.

Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

6.  Beneficial Interest

Shares of the Funds are owned by insurance companies through their separate accounts that are used primarily to fund variable annuity contracts and variable life insurance contracts. As of June 30, 2019, John Hancock Variable Life Insurance Co., Pacific Life Insurance Co., Pruco Life Insurance Co. of Arizona and Security Life of Denver (an indirect, wholly owned subsidiary of Voya Financial, Inc.) each owned 5% or more of the Funds' shares. John Hancock Variable Life Insurance Co. and Pacific Life Insurance Co. may each be deemed a control person of each Fund because their separate accounts hold more than 25% of the shares of each Fund.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.  Beneficial Interest (Continued)

As of June 30, 2019 the ownership of each Fund was as follows:

	Percentage of Ownership(1)
	John Hancock Variable Life Insurance Co.	Pacific Life Insurance Co.	Pruco Life Insurance Co. Of Arizona	Voya-Security Life of Denver
M International Equity Fund	40.8%	39.2%	6.5%	6.4%
M Large Cap Growth Fund	52.0%	31.8%	6.3%	1.7%
M Capital Appreciation Fund	44.8%	40.7%	2.1%	5.0%
M Large Cap Value Fund	53.0%	29.7%	6.2%	1.7%

(1)  The balance of the Funds' shares are owned by shareholders with less than 5% beneficial interest.

7.  Tax Information

At June 30, 2019, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation
M International Equity Fund	$163,759,891	$16,926,581	$(4,078,603)	$12,847,978
M Large Cap Growth Fund	123,167,356	76,738,304	(1,137,934)	75,600,370
M Capital Appreciation Fund	133,626,970	66,189,142	(22,103,074)	44,086,068
M Large Cap Value Fund	86,242,705	9,214,579	(2,246,103)	6,968,476

8.  Disclosure of Certain Commitments and Contingencies

In the normal course of business, the Corporation may enter into contracts and agreements that contain a variety of representations and warranties that provide general indemnifications. The maximum exposure to the Corporation under these arrangements is unknown, as it involves future claims that may be made against the Corporation that have not yet occurred. However, based on experience, the Corporation believes that the current risk of loss is remote.

9.  Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of the Funds' financial statements and have determined there is no material impact to the Funds' financial statements.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS

APPROVAL OF AN AMENDMENT TO THE INVESTMENT ADVISORY AGREEMENT IN CONNECTION WITH THE CHANGE IN SUB-ADVISER OF THE M INTERNATIONAL EQUITY FUND

The Board of Directors (the "Board") of M Fund, Inc. (the "Corporation"), including the Independent Directors, unanimously approved an amendment to the Investment Advisory Agreement (the "Amendment") between M Financial Investment Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of M Financial Group, and the Corporation in connection with the change in sub-adviser of the M International Equity Fund at its meeting held on November 15, 2018. The terms of the Investment Advisory Agreement following the Amendment were substantially similar to those under the previous Investment Advisory Agreement, except that: (i) the advisory fee for the M International Equity Fund decreased due to the change in sub-adviser; and (ii) the date of the Amendment is different. The Amendment provides that the M International Equity Fund shall compensate the Adviser at the annual rate of 0.15% plus 0.32% of first $100 million of the average daily net assets of the Fund and 0.27% of assets in excess of $100 million of the average daily net assets of the M International Equity Fund. It was noted that the 0.32% and 0.27% fees exclude assets invested in the Emerging Markets Core Equity Portfolio (the "Underlying Fund"), a mutual fund advised by DFA. The Adviser will retain 0.15% of the fee and pay the remainder to the sub-adviser. The Board considered information provided by the Adviser earlier in the meeting. In considering whether to approve the Amendment, the Board, including the Independent Directors, noted that the factors for the approval of the Amendment were discussed in detail in connection with the approval of the continuation of the Investment Advisory Agreement. The Board noted that the considerations in connection with the approval of the Amendment were the same.

Based upon such information as it considered necessary to the exercise of its reasonable business judgment, and after deliberation and consideration of the information provided, the Board concluded that it was fair and reasonable and in the best interests of the M International Equity Fund's shareholders to approve the Amendment. The Board also determined that the terms of the Amendment were fair and reasonable with respect to the M International Equity Fund, in the best interests of the M International Equity Fund's shareholders, and similar to those that could have been obtained through arm's length negotiations.

APPROVAL OF A NEW INVESTMENT SUB-ADVISORY AGREEMENT IN CONNECTION WITH THE CHANGE IN SUB-ADVISER OF THE M INTERNATIONAL EQUITY FUND

The Board approved a new Sub-Advisory Agreement with Dimensional Fund Advisors LP, ("DFA") on behalf of the M International Equity Fund at its meeting held on November 15, 2018 (the "New Sub-Advisory Agreement"). The Board considered the New Sub-Advisory Agreement in connection with a change in the sub-adviser for the M International Equity Fund from Northern Cross to DFA. In considering whether to approve the New Sub-Advisory Agreement, the Board noted that the Adviser was recommending the change of sub-adviser and the approval of the New Sub-Advisory Agreement as in the best interest of the M International Equity Fund and its shareholders. The Board also considered information provided by the Adviser and by DFA. In considering whether to approve the New Sub-Advisory Agreement, the Board, including the Independent Directors, did not identify any single factor

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

as determinative. Matters considered by the Board, including the Independent Directors, in connection with their approval of the New Sub-Advisory Agreement included the following:

Capability, Nature and Quality of Services. The Board reviewed in detail the capability, nature, extent and quality of the services to be provided by DFA under the terms of the New Sub-Advisory Agreement. The Board considered the experience of DFA as an investment manager. The Board also reviewed the personnel at DFA that would be responsible for providing sub-advisory services to the M International Equity Fund. The Board concluded that DFA had significant operational experience and the capability, resources and personnel necessary to manage the M International Equity Fund and that the information provided supported the approval of the New Sub-Advisory Agreement.

Compliance History. The Board considered the regulatory compliance history of DFA. DFA certified that it has not had any material violations of its policies and procedures or its Code of Ethics for the two-year period ended October 31, 2018 and there are no pending inquiries by the SEC or any other regulatory agency. Based upon information provided to it, the Board concluded that it was satisfied with the adequacy of DFA's compliance program and that the information provided supported the approval of the New Sub-Advisory Agreement.

Investment Performance. The Board considered the information about the performance of DFA's International Equity Strategy, including information that compared the performance of the strategy to the performance of the relevant benchmark, the MSCI ACWI ex USA. The strategy exceeded its benchmark for the three-, five- and since inception time periods through September 30, 2018. The Board concluded that the strategy's performance supported the approval of the New Sub-Advisory Agreement.

Advisory Fees. The Board considered the advisory fees that would be payable to DFA. The Board compared the level of the proposed advisory fee for the M International Equity Fund to those of other funds with similar strategies. The Board noted that the M International Equity Fund's management fee includes 0.15% payable to the Adviser as an Advisory fee; plus 0.32% on the first $100 million of assets under management; plus 0.27% on amounts over $100 million. It was noted that the 0.32% and 0.27% fees exclude assets invested in the Underlying Fund. Information and charts showing advisory fees for comparable funds were presented to the Board. DFA's proposed fees were less than 17 of the 30 managers in the peer group. The Board considered the profitability and "fall-out" benefits, if any, to be received by DFA and considered that DFA does not engage in soft dollar transactions. The Board used this information as a guide to help assess the reasonableness of the M International Equity Fund's proposed advisory fee. The Board concluded that the proposed advisory fees payable to DFA were fair and reasonable and supported the approval of the New Sub-Advisory Agreement.

Economies of Scale. The Board considered the benefit to investors of economies of scale. The Board noted that DFA's fees decrease at certain breakpoints. The Board also noted that as M International Equity Fund assets increase, fixed operating costs are spread over a larger asset base resulting in lower per share allocation of such costs. The Board concluded that the proposed advisory fees payable to DFA were fair and reasonable and supports the approval of the DFA Sub-Advisory Agreement.

Operating Expenses. The Board reviewed the operating expenses of M International Equity Fund. The Board noted that in addition to DFA's advisory fee, the M International Equity Fund was also responsible for payment of a portion of the Company's operating expenses. The Board also considered comparative total fund expenses of the

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

M International Equity Fund, taking into account the proposed decrease to the advisory fee. The Board noted that the total fund expenses were projected to be 0.20% of average daily net assets, which was lower than 17 of the 30 other managers in the peer group. The Board noted that the Adviser has contractually agreed to reimburse the M International Equity Fund for expenses (other than advisory fees and extraordinary expenses) incurred by the M International Equity Fund to the extent that they exceed 0.25% of the M International Equity Fund's average daily net assets. The Board concluded that the operating expenses of the M International Equity Fund will continue to be fair and reasonable and support the approval of the New Sub-Advisory Agreement.

Brokerage Transactions. The Board considered DFA's intended brokerage selection process on behalf of the M International Equity Fund. The Board noted that DFA does not intend to engage in soft dollar transactions on behalf of the M International Equity Fund. The Board noted that the M International Equity Fund's CCO had reviewed DFA's written policies and procedures for fair trading and best execution. The Board concluded that it was satisfied with DFA's brokerage selection and best execution policies and procedures.

Based upon such information as it considered necessary to the exercise of its reasonable business judgment, and after deliberation and consideration of the information provided, including the factors summarized above, the Board concluded that it was fair and reasonable and in the best interests of the M International Equity Fund's shareholders to approve the New Sub-Advisory Agreement. The Board also determined that the terms of the New Sub-Advisory Agreement were fair and reasonable with respect to the M International Equity Fund, in the best interests of the M International Equity Fund's shareholders, and similar to those that could have been obtained through arm's length negotiations.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board meets on a quarterly basis to review the ongoing operations of the Corporation and the Funds (as defined below), and at each meeting, considers matters bearing on (1) the Investment Advisory Agreement (the "Advisory Agreement") between the Corporation and the Adviser, and (2) the Investment Sub-Advisory Agreements (each, a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") between the Adviser, on behalf of the M International Equity Fund, M Capital Appreciation Fund, M Large Cap Growth Fund and M Large Cap Value Fund (each, a "Fund" and collectively, the "Funds"), and DFA, Frontier Capital Management Company, LLC ("Frontier"), DSM Capital LLC ("DSM") and AJO, LP ("AJO"), respectively (each, a "Sub-Adviser" and collectively, the "Sub-Advisers"). The independent directors meet with the entire Board and hold separate executive sessions to the extent that the independent directors believe that such sessions are necessary..

At each quarterly meeting, the Board specifically reviews the investment performance of each Fund (reflecting the advisory services provided by the applicable Sub-Adviser), in both absolute terms and relative to each Fund's relevant benchmark index. The Board considers this performance in light of general economic conditions. Finally, the Board receives quarterly performance reports and Sub-Adviser evaluations from Strategic Capital Investment Advisors, Inc. ("Strategic Capital"), as summarized below.

In addition to investment performance, the quarterly reviews specifically address and consider other matters that bear upon and are part of the annual evaluation and approval, such as compliance (including code of ethics violations) matters.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

These quarterly on-going reviews and monitoring form an important basis for the annual review and approval discussed below.

The Board utilizes the services of Strategic Capital to help choose and evaluate each of the Corporation's Sub-Advisers. Strategic Capital is an independent, third-party vendor that provides consulting services to institutional investors. The Adviser engages Strategic Capital primarily to evaluate existing Sub-Adviser performance and assist in searches for new sub-advisers, when necessary.

Strategic Capital provides the Board with Fund performance information quarterly. Strategic Capital also provides the Board with Sub-Adviser evaluations based upon on-going qualitative assessments and quantitative analysis. This evaluation provides the Board with an in-depth understanding of each Sub-Adviser's investment philosophy, process, capabilities and resources.

ANNUAL REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on March 14, 2019, the Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement and the Sub-Advisory Agreements. At this meeting, the Board evaluated, among other things, written information provided by the Adviser and each Sub-Adviser, as well as answers to questions posed by the Board to representatives of the Adviser (including answers provided at other Board meetings).

The Adviser and Sub-Advisers furnished information concerning a variety of aspects of the operation of the Funds including, (1) the capability of the Adviser and each Sub-Adviser to provide advisory services (including number and experience of personnel, administrative systems, and financial strength); (2) the nature, extent, and quality of services to be provided by the Adviser and each Sub-Adviser; (3) the Adviser's and each Sub-Adviser's regulatory compliance history; (4) the investment performance of each Fund, including the Adviser and each Sub-Adviser; (5) advisory fees, considering the services provided; the costs and expenses of the Adviser or each Sub-Adviser; fees throughout the industry; the level of profit realized by the Adviser or each Sub-Adviser under the Advisory Agreements; and any collateral or "fall-out" benefits to the Adviser, each Sub-Adviser, or a Fund; (6) the extent to which economies of scale would be realized as the Corporation and the Funds grow and whether shareholders benefit from these economies of scale; and (7) each Sub-Adviser's choice of brokers and dealers for portfolio transactions and the cost for such transactions.

Below is a discussion of the information considered by the Board, as well as the Board's conclusions with respect to the Advisory Agreement and Sub-Advisory Agreements presented to the Board for its approval at its March 14, 2019 Board meeting.

Applicable rules of the U.S. Securities and Exchange Commission ("SEC") and relevant case law instruct mutual fund directors to consider a number of specific factors in approving and re-approving Advisory and Sub-Advisory Agreements. Those rules are designed for the typical situation where the adviser or sub-adviser is the sponsor (or an affiliate of the sponsor) of the fund and therefore the relationship is not an "arms-length" one (that is, since the advisor may have a strong or undue influence over the fund, the two parties are not in equal bargaining positions). Here, however, the Corporation and the Sub-Advisers are independent of each other, and there is no other material business arrangement between them, so that there is truly an "arms-length" bargaining position. In these

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

circumstances, the SEC permits a fund's board to view certain otherwise applicable factors as not relevant or less material with respect to such "non-sponsor advisers" (see SEC Release No. 33-8433, June 23, 2004). Here, in accordance with such SEC guidance, factors that may be irrelevant (or less material than others) include the Sub-Advisers' costs and profits. In addition, there may be few, or fewer and less significant, collateral or "fall-out" benefits for the Sub-Advisers.

The following discussion is not intended to be all-inclusive. The Board was presented with and considered a significant amount of information and a variety of factors in connection with its review of the Advisory Agreement and the Sub-Advisory Agreements. The Board did not find it practicable to, and did not, quantify or otherwise assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements. Nor did the Board identify any particular item of information or factor that was controlling. The approval determinations were made on the basis of each director's business judgment after consideration of all of the factors taken as a whole, although individual directors may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

1.  THE CAPABILITY OF THE ADVISER AND EACH SUB-ADVISER TO PROVIDE ADVISORY SERVICES AND THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED

The Board reviewed in detail the capability of the Adviser and each Sub-Adviser to provide advisory services to the Funds under the terms of the Advisory Agreement and Sub-Advisory Agreements. The Board reviewed the personnel at the Adviser and each Sub-Adviser responsible for providing advisory and sub-advisory services to the Funds.

The Board reviewed in detail the nature and extent of the services provided by the Adviser and Sub-Advisers under the terms of the Advisory Agreement and Sub-Advisory Agreements, and the quality of those services over the past year (and longer). The Board considered the experience of the Adviser and each Sub-Adviser as an investment manager. Regarding the Adviser, the Board noted that the Adviser has been registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act") since 1995. As of December 31, 2017, the Adviser had approximately $746 million in assets under management, all of which were assets of the Corporation. The Adviser delegates the day-to-day investment of the Funds to the Sub-Advisers. The Adviser monitors the general business activity of the Sub-Advisers through a variety of quarterly and annual questionnaires and on-site compliance meetings and reports significant changes and developments to the Board at least quarterly. The Board noted that a complete description of the services provided by the Adviser and the experience of its officers was contained in its Form ADV, which was included in the Board Materials. It was noted that the Adviser's organizational chart is also included in the Board Materials. The Board concluded that the Adviser has the operational experience, capability, resources and personnel necessary to continue to manage the Funds.

M Large Cap Growth Fund

The Board noted that DSM was founded in 2001 and has managed the M Large Cap Growth Fund since October 2009. As of December 31, 2018, DSM had approximately $6.0 billion of assets under management. The Fund is managed by one of DSM's founders and principals, Daniel Strickberger, with the support of a team of research analysts/portfolio managers. DSM's second founder and principal, Steve Memishian, serves as DSM's

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

COO. DSM has a complete operations group comprised of traders, compliance and client service professionals, who also handle trade settlement, reconciliation and billing. The Board concluded that DSM has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

M Capital Appreciation Fund

The Board noted that Frontier has been registered as an investment adviser under the Advisers Act since 1981 and has managed the M Capital Appreciation Fund since its inception in January 1996. Frontier had $12.7 billion in assets under management as of December 31, 2018. Mike Cavaretta, one of Frontier's principals, has been primarily responsible for the management of the Fund since its inception. The Board noted that Frontier has significant investment operations and support staff, which include a dedicated back office, compliance and marketing professionals, analysts and portfolio managers. The Board concluded that Frontier has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

M Large Cap Value Fund

The Board noted that AJO was founded in 1984 and has managed the M Large Cap Value Fund since May 2013. AJO had approximately $19.8 billion in assets under management as of December 31, 2018. A team of investment professionals, led by Ted Aronson, AJO's founder and managing principal, manages the Fund. AJO also has a dedicated CCO and compliance staff, as well as mid- and back- office professionals. The Board noted that the Adviser has direct access to Mr. Aronson and other principals and professionals at the firm. The Board concluded that AJO has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

2.  REGULATORY COMPLIANCE HISTORY OF ADVISER AND SUB-ADVISERS

The Board considered the regulatory compliance history of the Adviser and each Sub-Adviser, which is reviewed quarterly by the Adviser and any material violations are brought to the attention of the Corporation's Chief Compliance Officer and the Board. Neither the Adviser, nor any of the Sub-Advisers had any material violations of any of their respective policies and procedures or their Codes of Ethics during the year ended December 31, 2018. Based upon information provided to it, the Board concluded that it was satisfied with the adequacy of the Adviser's and Sub-Advisers' compliance programs.

3.  THE INVESTMENT PERFORMANCE OF EACH FUND, THE ADVISER AND EACH SUB-ADVISER

The Board noted that investment performance for each Fund is primarily determined by the investment decisions of each Sub-Adviser. The Board also noted that the Adviser has the responsibility to manage each Sub-Advisory relationship and make decisions about when to recommend a change in Sub-Adviser. The Board noted that management monitors each Fund's performance on an on-going basis and the Board reviews performance quarterly. The Board concluded that the Adviser is appropriately managing each Sub-Advisory relationship.

The Board reviewed the investment performance of each Fund for the one-, three-, five- and 10-year periods ended December 31, 2018 and for the period from the inception of each Fund through December 31, 2018.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

M Large Cap Growth Fund

The Board considered the investment performance of M Large Cap Growth Fund while it has been managed by DSM. The Fund lagged its benchmark, the Russell 1000 Growth Index, for the one-, three-, and five-year periods, but exceeded the benchmark for the 10-year period and from inception to December 31, 2018. It was noted that the investment performance provided included 13 years of management by the Fund's previous sub-adviser, which was replaced largely due to poor investment performance. The Board stated that it places no weight on the Fund's performance prior to DSM assuming investment management responsibilities. The Board concluded that it was satisfied with DSM's investment performance.

M Capital Appreciation Fund

The Board considered the investment performance of M Capital Appreciation Fund. The Fund exceeded its benchmark, the Russell 2500 Index, for the three-, five- and 10-year periods ended December 31, 2018 and for the period from the inception of the Fund through December 31, 2018, but lagged for the one-year period. The Board noted that it was satisfied with Frontier's investment performance.

M Large Cap Value Fund

The Board considered the investment performance of the M Large Cap Value Fund, while it has been managed by AJO. The Fund lagged its benchmark, the Russell 1000 Value Index, for the one-, three-, five- and 10-year and since inception periods ended December 31, 2018, and for the period since AJO began managing the Fund. AJO has managed the Fund for the past five and a half years, so the 10-year performance and "since inception" performance includes 10 years of management by the Fund's previous sub-adviser. The previous sub-adviser was replaced, in part, due to poor investment performance. The Board considered the Fund's recent performance under AJO's management as relevant and does not consider longer-term performance attributable to the Fund's prior sub-adviser. The Adviser has increased its oversight of AJO's investment performance. The Board stated that it would also monitor AJO's performance more closely each quarter. The Board concluded that performance was adequate and that a change in sub-adviser is not advisable at this time.

4.  ADVISORY FEES PAYABLE TO THE ADVISER AND SUB-ADVISERS

The Board considered the advisory fees payable to the Adviser and Sub-Advisers. The Board noted that each Fund pays a management fee to the Adviser and the Adviser retains 0.15% of the management fee and pays the balance of the management fee to the applicable Sub-Adviser. The Board considered the profitability of the Adviser and noted that no "fall-out" or collateral benefits were reported except the differentiation in the marketplace allowed by the relationship because M Member Firms were able to offer the Funds to their clients while the majority of their competitors were not. The Board concluded that the management fees and the portion of the management fees retained by the Adviser were fair and reasonable.

The Board reviewed a comparison of each Fund's advisory fees to those of other funds with similar strategies. The Board noted that because of the availability of information for comparisons, advisory fees presented are for the year ended December 31, 2017.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

M Large Cap Growth Fund

The Board noted that based upon the Fund's assets, the management fee was 0.59% of its average daily net assets, of which 0.15% was retained by the Adviser and the remainder was paid to DSM. DSM's sub-advisory fee was less than 59 of the 89 other managers in the peer group and the sub-advisory fee it charges to the Fund is lower than its standard fee structure for separately-managed accounts in its large cap growth strategy. The Board reviewed DSM's financial statements. The Board noted that no "fall-out" benefits to DSM, the Adviser or the Corporation resulting from the Sub-Advisory relationship were reported; however, DSM does engage in soft-dollar transactions on behalf of the Fund and other accounts. The Board concluded that DSM's fees were fair and reasonable.

M Capital Appreciation Fund

The Board noted that the Fund's management fee was 0.90% of average daily net assets, of which 0.15% was retained by the Adviser and the remainder was paid to Frontier. Frontier's sub-advisory fee was higher than 36 and the same as three of the other 43 funds in its peer group, but still falls within a reasonable range of its peers. Frontier manages approximately 30 separate accounts in the capital appreciation strategy, and all but three pay the same fee that the Fund pays. The Board noted that no "fall-out" benefits to Frontier, the Adviser or the Corporation resulting from the Sub-Advisory relationship were reported, however, Frontier does engage in soft dollar transactions on behalf of the Fund and its other accounts. The Board concluded that Frontier's fees were fair and reasonable.

M Large Cap Value Fund

The Board noted that the Fund's management fee was 0.45% of average daily net assets, of which 0.15% was retained by the Adviser and the remainder was paid to AJO. AJO's sub-advisory fee is less than 61 and the same as three of the 74 other managers in its peer group. The Board noted that AJO has a most-favored-nation policy and has no fixed-fee clients pay more than the lowest fixed fee charged for a similar strategy of similar asset size. The Board noted that no "fall-out" benefits to AJO, the Adviser or the Corporation resulting from the Sub-Advisory relationship were reported, and AJO does not engage in soft dollar transactions on behalf of the Fund. The Board concluded that AJO's fees were fair and reasonable.

5.  THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS EACH FUND GROWS AND WHETHER SHAREHOLDERS BENEFIT FROM THESE ECONOMIES OF SCALE

The Board considered the benefit to investors of economies of scale. The Board noted that the portion of the management fee retained by the Adviser does not decrease at breakpoints, but instead remains fixed at 0.15% of the average daily net assets of each Fund. The Board noted that the sub-advisory fees payable for the M Large Cap Growth Fund and M Large Cap Value Fund to DSM and AJO, respectively, decrease at breakpoints while the sub-advisory fees payable for the M Capital Appreciation Fund to Frontier do not decrease at breakpoints. The Board noted that as assets in each of the Funds increase, fixed operating co sts are spread over a larger asset base resulting in a lower per share allocation of such costs. The Board concluded that these economies of scale benefit shareholders.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

6.  THE OPERATING EXPENSES OF THE FUNDS

The Board considered the operating expenses of each Fund. The Board noted that in addition to the advisory fee, each Fund is also responsible for payment of a portion of the Corporation's operating expenses. The Board considered comparative total fund expenses of each Fund compared to its respective peer group.

The Board noted that the Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) incurred by the Fund to the extent that such expenses exceed 0.25% of the Fund's average daily net assets. The Board noted that due primarily to the portfolio transition of the M International Fund from Northern Cross to DFA, the Adviser reimbursed $101,000 in 2018 and, based on current projected year-end asset levels, reimbursement of approximately $60,000 is expected in 2019. The Board concluded that the Corporation's operating expenses were fair and reasonable.

The Board reviewed a comparison of each Fund's operating expenses to those of other funds with similar strategies. The Board noted that because of the availability of information for comparisons, operating fees presented are for the year ended December 31, 2017.

M Large Cap Growth Fund

The Board noted that M Large Cap Growth Fund's portion of the Corporation's operating fees totaled 0.16% of the Fund's average daily net assets. Total Fund expenses were 0.75% of daily net assets, which was lower than 61 and the same as two of the 89 other funds in the peer group. The Board concluded that the operating expenses of the Fund were fair and reasonable.

M Capital Appreciation Fund

The Board noted that the M Capital Appreciation Fund's portion of the Corporation's operating expenses totaled 0.17% of the Fund's average daily net assets. Total Fund expenses were 1.07% of average daily net assets, which was higher than 25 and the same as one other of the 43 funds in the peer group, but still falls within a reasonable range of its peers. The Board concluded that the operating expenses were fair and reasonable.

M Large Cap Value Fund

The Board noted that the M Large Cap Value Fund's portion of the Corporation's operating expenses totaled 0.21% of the Fund's average daily net assets. Total Fund operating expenses were 0.64% of average daily net assets, which was lower than 59 and the same as two of the other 75 managers in the peer group. The Board concluded that the operating expenses of the Fund were fair and reasonable.

7.  THE SUB-ADVISERS' PROCESS FOR SELECTION OF BROKERS AND DEALERS FOR PORTFOLIO TRANSACTIONS AND THE COST FOR SUCH TRANSACTIONS.

The Board considered the brokerage transactions on behalf of the Funds. The Board noted that the trading and execution for the Funds is handled at the Sub-Adviser level. The Board noted that the Corporation's Chief Compliance Officer reviews each Sub-Adviser's written policies and procedures for fair-trading and best execution

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

at least annually. The Board also noted that it is presented with quarterly reports of each Sub-Adviser's soft-dollar commission information.

The Board considered each Sub-Adviser's process for choosing brokers for each Fund.

M Large Cap Growth Fund

The Board noted that DSM's CCO works closely with its head trader and an outside compliance firm to review broker rotation and to ensure that all DSM clients receive similar execution over time. Brokers are evaluated by DSM's head trader based on stated criteria, such as execution, price, responsiveness, reporting, etc. DSM's analysts also rate each approved broker on the quality of industry conferences provided by the broker, as well as their company research. These evaluations result in an average overall score for each broker. The CCO and head trader meet to discuss the evaluations and to prepare a soft-dollar budget for the year based on evaluation results. DSM presents soft dollar information to the Board each quarter. The Board concluded that it was satisfied with DSM's policies and procedures for broker selection and best execution.

M Capital Appreciation Fund

The Board noted that the following three considerations are paramount to every decision Frontier makes regarding the selection of brokers and dealers to execute transactions for clients: (i) best execution; (ii) adherence to fiduciary duty; and (iii) compliance with the law. All decisions as to which broker or dealer will be selected to execute a particular transaction for a client account are made by a member of the trading desk. Frontier presents soft dollar information to the Board each quarter. The Board concluded that it was satisfied with Frontier's policies and procedures for broker selection and best execution.

M Large Cap Value Fund

The Board noted that AJO selects brokers based on a number of stated criteria. AJOs Trade Management Oversight Committee periodically conducts a large-scale trading review to adjust the broker roster by terminating poor performers and introducing new brokers. New brokers are selected based on responses to a comprehensive questionnaire and are chosen largely for their thoughtful approach to trading and ability to incorporate transaction-cost analysis in their process. The Board noted that AJO does not engage in soft dollar transactions on behalf of the Fund. The Board concluded that it was satisfied with AJO's policies and procedures for broker selection and execution.

CONCLUSIONS

Based upon such information as it considered necessary to the exercise of its reasonable business judgment, and after deliberation and consideration of the information provided, including the factors summarized above, the Board concluded that the terms of the Advisory Agreement and each Sub-Advisory Agreement were fair and reasonable and in the best interests of the Corporation, the Funds and each Fund's shareholders and similar to those that could have been obtained through arm's length negotiations. The Board then approved the continuation of the Advisory Agreement and each Sub-Advisory Agreement.

M Fund, Inc.

SUPPLEMENTAL INFORMATION (Unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Corporation's Form N-Q will be available on the Corporation's website at www.mfin.com and on the SEC's website at www.sec.gov.

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the Corporation's proxy voting policies and procedures and the Corporation's proxy voting record for the most recent twelve-month period ending June 30 are available (1) without charge, upon request, by calling the Corporation toll-free at 1-888-736-2878; and (2) on Form N- PX on the SEC's website at www.sec.gov.

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited)

As an indirect shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only. As an indirect shareholder of a Fund, you do not incur any transactional costs, such as sales charges (loads), redemption fees or exchange fees. However, you do incur such transactional costs, as well as other fees and charges as an owner of a variable annuity contract or variable life insurance policy. If these transactional and other insurance company fees and charges were included, your costs would have been higher. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different variable annuities or variable life insurance policies.

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited) (Continued)

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During Period* (January 1, 2019 to June 30, 2019)
M International Equity Fund
Actual	$1,000.00	$1,124.00	0.63%	$3.32
Hypothetical (5% return before expenses)	1,000.00	1,021.70	0.63%	3.16
M Large Cap Growth Fund
Actual	1,000.00	1,238.10	0.75%	4.16
Hypothetical (5% return before expenses)	1,000.00	1,021.10	0.75%	3.76
M Capital Appreciation Fund
Actual	1,000.00	1,179.10	1.09%	5.89
Hypothetical (5% return before expenses)	1,000.00	1,019.40	1.09%	5.46
M Large Cap Value Fund
Actual	1,000.00	1,146.10	0.66%	3.51
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.66%	3.31

*  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days). In addit ion to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying fund in which it invests. Such indirect expenses are not included in the above expense ratios.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)         A schedule of investments is contained in the Registrant’s semi-annual report, which is attached to this report in response to Item 1.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (the “1934 Act”) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 13(a)(2).

(a)(3)  Not applicable to this filing.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a — 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 13(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

By:	/s/ Bridget McNamara-Fenesy
Bridget McNamara-Fenesy
President/Principal Executive Officer

Date:	August 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bridget McNamara-Fenesy
Bridget McNamara-Fenesy
President/Principal Executive Officer

Date:	August 27, 2019

By:	/s/ David Lees
David Lees
Treasurer/Principal Financial and Accounting Officer

Date:	August 27, 2019